Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	SNTI
Entity Registrant Name	SENESCO TECHNOLOGIES INC
Entity Central Index Key	0001035354
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,602,294	$ 2,001,325
Prepaid research supplies and expenses	1,919,220	1,548,524
Total Current Assets	3,521,514	3,549,849
Equipment, furniture and fixtures, net	4,555	5,857
Intangible assets, net	3,566,497	3,393,992
Security deposit	5,171	5,171
TOTAL ASSETS	7,097,737	6,954,869
CURRENT LIABILITIES:
Accounts payable	637,320	594,514
Accrued expenses	387,540	369,695
Line of credit	2,187,082	2,199,108
Total Current Liabilities	3,211,942	3,163,317
Warrant liabilities	0	238,796
Other liabilities	99,728	99,728
TOTAL LIABILITIES	3,311,670	3,501,841
COMMITMENTS (Note 12)
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, authorized 500,000,000 shares,issued and outstanding 227,206,174 and 94,112,483, respectively	2,272,062	941,125
Capital in excess of par	75,939,832	69,952,152
Deficit accumulated during the development stage	(74,425,835)	(67,440,295)
Total Stockholders' Equity	3,786,067	3,453,028
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	7,097,737	6,954,869
Series A Preferred stock
Convertible preferred stock
Preferred stock	8	34
Series B Preferred stock
Convertible preferred stock
Preferred stock	$ 0	$ 12

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Series A Preferred stock	Jun. 30, 2012 Series A Preferred stock	Jun. 30, 2013 Series B Preferred stock	Jun. 30, 2012 Series B Preferred stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, shares issued			10,297	10,297	1,200	1,200
Preferred stock, shares outstanding			800	3,379	0	1,200
Preferred stock, liquidation preference			$ 820,000	$ 3,463,475	$ 0	$ 1,230,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	227,206,174	94,112,483
Common stock, outstanding	227,206,174	94,112,483

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Licensing Revenue	$ 0	$ 200,000	$ 0	$ 1,790,000
Operating expenses:
General and administrative	2,499,624	2,724,144	2,610,222	34,114,301
Research and development	2,086,666	2,566,247	3,720,394	23,322,271
Write-off of patents abandoned	64,210	321,137	1,588,087	1,973,434
Total operating expenses	4,650,500	5,611,528	7,918,703	59,410,006
Loss from operations	(4,650,500)	(5,411,528)	(7,918,703)	(57,620,006)
Other non-operating income (expense)
Grant income	0	0	244,479	244,479
Change in fair value of warrant liability	371,591	472,463	609,239	8,701,721
Sale of state income tax loss - net	0	0	0	586,442
Other noncash (expense) income, net	0	0	(115,869)	205,390
Loss on settlement of warrant liabilities	(1,724,546)	0	0	(1,724,546)
Loss on extinguishment of debt	0	0	0	(361,877)
Amortization of debt discount and financing costs	0	0	0	(11,227,870)
Interest expense - convertible notes	0	0	0	(2,027,930)
Interest (expense) income - net	(119,087)	(127,068)	(88,122)	164,901
Net loss	(6,122,542)	(5,066,133)	(7,268,976)	(63,059,296)
Preferred dividends	(862,998)	(1,625,727)	(2,638,300)	(11,366,539)
Loss applicable to common shares	(6,985,540)	(6,691,860)	(9,907,276)	(74,425,835)
Other comprehensive loss	0	0	0	0
Comprehensive loss	$ (6,985,540)	$ (6,691,860)	$ (9,907,276)	$ (74,425,835)
Basic and diluted net loss per common share	$ (0.05)	$ (0.08)	$ (0.14)
Basic and diluted weighted-average number of common shares outstanding	136,638,419	85,703,291	69,332,447

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Bridge notes	In lieu of cash payment for interest	Short-Term Incentive Plan	Accounts payable	Preferred Stock and Warrants	Preferred Stock	Dividend Payment	Convertible Note	Service	Warrant	Long Term Incentive Plan	January 22, 1999 Reverse Merger	May 21, 1999	May 21, 1999 Placement fees	January 26, 2000	January 31, 2000	February 4, 2000	March 15, 2000	June 22, 2000	July 30, 2012	January 8, 2013	January 8, 2013 Warrant	May 8, 2013	Preferred stock	Preferred stock Bridge notes	Preferred stock In lieu of cash payment for interest	Preferred stock Short-Term Incentive Plan	Preferred stock Accounts payable	Preferred stock Preferred Stock and Warrants	Preferred stock Dividend Payment	Preferred stock Convertible Note	Preferred stock Service	Preferred stock Warrant	Preferred stock Long Term Incentive Plan	Preferred stock January 22, 1999 Reverse Merger	Preferred stock May 21, 1999	Preferred stock May 21, 1999 Placement fees	Preferred stock January 26, 2000	Preferred stock January 31, 2000	Preferred stock February 4, 2000	Preferred stock March 15, 2000	Preferred stock June 22, 2000	Preferred stock July 30, 2012	Preferred stock January 8, 2013	Preferred stock January 8, 2013 Warrant	Preferred stock May 8, 2013	Common Stock	Common Stock Bridge notes	Common Stock In lieu of cash payment for interest	Common Stock Short-Term Incentive Plan	Common Stock Accounts payable	Common Stock Preferred Stock and Warrants	Common Stock Preferred Stock	Common Stock Dividend Payment	Common Stock Convertible Note	Common Stock Service	Common Stock Warrant	Common Stock Long Term Incentive Plan	Common Stock January 22, 1999 Reverse Merger	Common Stock May 21, 1999	Common Stock May 21, 1999 Placement fees	Common Stock January 26, 2000	Common Stock January 31, 2000	Common Stock February 4, 2000	Common Stock March 15, 2000	Common Stock June 22, 2000	Common Stock July 30, 2012	Common Stock January 8, 2013	Common Stock January 8, 2013 Warrant	Common Stock May 8, 2013	Capital in Excess of Par Value	Capital in Excess of Par Value Bridge notes	Capital in Excess of Par Value In lieu of cash payment for interest	Capital in Excess of Par Value Short-Term Incentive Plan	Capital in Excess of Par Value Accounts payable	Capital in Excess of Par Value Preferred Stock and Warrants	Capital in Excess of Par Value Preferred Stock	Capital in Excess of Par Value Dividend Payment	Capital in Excess of Par Value Convertible Note	Capital in Excess of Par Value Service	Capital in Excess of Par Value Warrant	Capital in Excess of Par Value Long Term Incentive Plan	Capital in Excess of Par Value January 22, 1999 Reverse Merger	Capital in Excess of Par Value May 21, 1999	Capital in Excess of Par Value May 21, 1999 Placement fees	Capital in Excess of Par Value January 26, 2000	Capital in Excess of Par Value January 31, 2000	Capital in Excess of Par Value February 4, 2000	Capital in Excess of Par Value March 15, 2000	Capital in Excess of Par Value June 22, 2000	Capital in Excess of Par Value July 30, 2012	Capital in Excess of Par Value January 8, 2013	Capital in Excess of Par Value January 8, 2013 Warrant	Capital in Excess of Par Value May 8, 2013	Deficit accumulated during the development stage	Deficit accumulated during the development stage Bridge notes	Deficit accumulated during the development stage In lieu of cash payment for interest	Deficit accumulated during the development stage Short-Term Incentive Plan	Deficit accumulated during the development stage Accounts payable	Deficit accumulated during the development stage Preferred Stock and Warrants	Deficit accumulated during the development stage Preferred Stock	Deficit accumulated during the development stage Dividend Payment	Deficit accumulated during the development stage Convertible Note	Deficit accumulated during the development stage Service	Deficit accumulated during the development stage Warrant	Deficit accumulated during the development stage Long Term Incentive Plan	Deficit accumulated during the development stage January 22, 1999 Reverse Merger	Deficit accumulated during the development stage May 21, 1999	Deficit accumulated during the development stage May 21, 1999 Placement fees	Deficit accumulated during the development stage January 26, 2000	Deficit accumulated during the development stage January 31, 2000	Deficit accumulated during the development stage February 4, 2000	Deficit accumulated during the development stage March 15, 2000	Deficit accumulated during the development stage June 22, 2000	Deficit accumulated during the development stage July 30, 2012	Deficit accumulated during the development stage January 8, 2013	Deficit accumulated during the development stage January 8, 2013 Warrant	Deficit accumulated during the development stage May 8, 2013
Beginning Balance at Jun. 30, 1998	$ 0																								$ 0																							$ 20,005																								$ (20,005)																								$ 0
Beginning Balance (in shares) at Jun. 30, 1998																									0																							2,000,462
Issuance of common stock (in shares)																																				0	0	0																						3,400,000	759,194	53,144
Issuance of common stock													0	1,995,982	0																					0	0	0																						34,000	7,592	531																						(34,000)	1,988,390	(531)																						0	0	0
Contribution of capital	85,179																								0																							0																								85,179																								0
Net loss	(1,168,995)																								0																							0																								0																								(1,168,995)
Ending Balance at Jun. 30, 1999	912,166																								0																							62,128																								2,019,033																								(1,168,995)
Ending Balance (in shares) at Jun. 30, 1999																									0																							6,212,800
Issuance of common stock (in shares)																																							0	0	0	0	0																				17,436	34,737	85,191	51,428	1,471,700
Issuance of common stock																50,000	100,000	250,000	130,000	2,207,551																			0	0	0	0	0																				174	347	852	514	14,718																				49,826	99,653	249,148	129,486	2,192,833																				0	0	0	0	0
Commissions, legal and bank fees associated with the issuance common stock	(260,595)																								0																							0																								(260,595)																								0
Fair market value of options and warrants vested	1,475,927																								0																							0																								1,475,927																								0
Net loss	(3,346,491)																								0																							0																								0																								(3,346,491)
Ending Balance at Jun. 30, 2000	1,518,558																								0																							78,733																								5,955,311																								(4,515,486)
Ending Balance (in shares) at Jun. 30, 2000																									0																							7,873,292
Fair market value of options and warrants vested	308,619																								0																							0																								308,619																								0
Net loss	(2,033,890)																								0																							0																								0																								(2,033,890)
Ending Balance at Jun. 30, 2001	(206,713)																								0																							78,733																								6,263,930																								(6,549,376)
Ending Balance (in shares) at Jun. 30, 2001																									0																							7,873,292
Issuance of common stock and warrants (in shares)																									0	0																						3,701,430	305,323
Issuance of common stock and warrants	6,477,500	534,316																							0	0																						37,014	3,053																							6,440,486	531,263																							0	0
Commissions, legal and bank fees associated with the issuance common stock	(846,444)																								0																							0																								(846,444)																								0
Fair market value of options and warrants vested	1,848,726																								0																							0																								1,848,726																								0
Net loss	(3,021,709)																								0																							0																								0																								(3,021,709)
Ending Balance at Jun. 30, 2002	4,785,676																								0																							118,800																								14,237,961																								(9,571,085)
Ending Balance (in shares) at Jun. 30, 2002																									0																							11,880,045
Fair market value of options and warrants vested	848,842																								0																							0																								848,842																								0
Net loss	(2,778,004)																								0																							0																								0																								(2,778,004)
Ending Balance at Jun. 30, 2003	2,856,514																								0																							118,800																								15,086,803																								(12,349,089)
Ending Balance (in shares) at Jun. 30, 2003																									0																							11,880,045
Issuance of common stock and warrants (in shares)																									0																							1,536,922
Issuance of common stock and warrants	3,642,500																								0																							15,369																								3,627,131																								0
Commissions, legal and bank fees associated with the issuance common stock	(378,624)																								0																							0																								(378,624)																								0
Allocation of proceeds to warrants	(2,099,090)																								0																							0																								(2,099,090)																								0
Reclassification of warrants	1,913,463																								0																							0																								1,913,463																								0
Options and warrants exercised (in shares)																									0																							370,283
Options and warrants exercised	696,649																								0																							3,704																								692,945																								0
Fair market value of options and warrants vested	1,826,514																								0																							0																								1,826,514																								0
Net loss	(3,726,951)																								0																							0																								0																								(3,726,951)
Ending Balance at Jun. 30, 2004	4,730,975																								0																							137,873																								20,669,142																								(16,076,040)
Ending Balance (in shares) at Jun. 30, 2004																									0																							13,787,250
Issuance of common stock and warrants (in shares)																									0																							1,595,651
Issuance of common stock and warrants	3,366,829																								0																							15,957																								3,350,872																								0
Commissions, legal and bank fees associated with the issuance common stock	(428,863)																								0																							0																								(428,863)																								0
Allocation of proceeds to warrants	(1,715,347)																								0																							0																								(1,715,347)																								0
Reclassification of warrants	1,579,715																								0																							0																								1,579,715																								0
Options and warrants exercised (in shares)																									0																							84,487
Options and warrants exercised	61,125																								0																							844																								60,281																								0
Fair market value of options and warrants vested	974,235																								0																							0																								974,235																								0
Net loss	(2,978,918)																								0																							0																								0																								(2,978,918)
Ending Balance at Jun. 30, 2005	5,589,751																								0																							154,674																								24,490,035																								(19,054,958)
Ending Balance (in shares) at Jun. 30, 2005																									0																							15,467,388
Warrants exercised (in shares)																									0																							10,000
Warrants exercised	100																								0																							100																								0																								0
Fair market value of options and warrants vested	677,000																								0																							0																								677,000																								0
Net loss	(3,314,885)																								0																							0																								0																								(3,314,885)
Ending Balance at Jun. 30, 2006	2,951,966																								0																							154,774																								25,167,035																								(22,369,843)
Ending Balance (in shares) at Jun. 30, 2006																									0																							15,477,388
Issuance of common stock and warrants (in shares)																									0																							1,986,306
Issuance of common stock and warrants	2,249,491																								0																							19,863																								2,229,628																								0
Commissions, legal and bank fees associated with the issuance common stock	(230,483)																								0																							0																								(230,483)																								0
Warrants exercised (in shares)																									0																							10,000
Warrants exercised	100																								0																							100																								0																								0
Fair market value of options and warrants vested	970,162																								0																																															970,162																								0
Net loss	(3,251,697)																								0																							0																								0																								(3,251,697)
Ending Balance at Jun. 30, 2007	2,689,539																								0																							174,737																								28,136,342																								(25,621,540)
Ending Balance (in shares) at Jun. 30, 2007																									0																							17,473,694
Issuance of common stock (in shares)																											0																							345,867
Issuance of common stock			434,154																								0																							3,458																								430,696																								0
Commissions, legal and bank fees associated with the issuance common stock	9,340,000																								0																							0																								9,340,000																								0
Conversion into common stock (in shares)																									0																							555,556
Conversion into common stock	436,508																								0																							5,556																								430,952																								0
Fair market value of options and warrants vested	1,536,968																								0																							0																								1,536,968																								0
Net loss	(4,601,490)																								0																							0																								0																								(4,601,490)
Ending Balance at Jun. 30, 2008	9,835,679																								0																							183,751																								39,874,958																								(30,223,030)
Ending Balance (in shares) at Jun. 30, 2008																									0																							18,375,117
Issuance of common stock (in shares)																											0	0																						1,271,831	112,700
Issuance of common stock			1,007,244	0																							0	0																						12,718	1,127																							994,526	(1,127)																							0	0
Conversion into common stock (in shares)																									0																							50,000
Conversion into common stock	44,933																								0																							500																								44,433																								0
Warrants exercised (in shares)																									0																							2,395
Warrants exercised	0																								0																							24																								(24)																								0
Fair market value of options and warrants vested	506,847																								0																							0																								506,847																								0
Net loss	(5,726,869)																								0																							0																								0																								(5,726,869)
Ending Balance at Jun. 30, 2009	5,667,834																								0																							198,120																								41,419,613																								(35,949,899)
Ending Balance (in shares) at Jun. 30, 2009																									0																							19,812,043
Cumulative effect of change in accounting principle- implementation of FASB ASC Topic 815-40	(3,200,108)																								0																							0																								(7,931,875)																								4,731,767
Issuance of common stock (in shares)																											0	0			0		0																	1,353,132	116,000				3,029,465		154,184
Issuance of common stock			552,673	0				0		53,800																	0	0			0		0																	13,531	1,160				30,295		1,542																	539,142	(1,160)				648,305		52,258																	0	0				(678,600)		0
Issuance of common stock and warrants (in shares)																									0				0																			1,700,000				194,444
Issuance of common stock and warrants	1,530,000				261,532																				0				0																			17,000				1,944																				1,513,000				259,588																				0				0
Commissions, legal and bank fees associated with the issuance common stock	(180,862)					(793,498)																			0					0																		0					0																			(180,862)					(793,498)																			0					0
Issuance of preferred stock and warrants (in shares)																									11,497																							0
Issuance of preferred stock and warrants	11,497,000																								115																							0																								11,496,885																								0
Conversion into common stock (in shares)																									(2,262)							0																						7,068,750		15,659,186
Conversion into common stock							0		7,619,360																(23)							0																						70,688		156,592																						(70,665)		7,462,768																						0		0
Deemed dividend - Preferred Stock	0																								0																							0																								5,330,039																								(5,330,039)
Allocation of proceeds to warrants	(1,759,008)																								0																							0																								(1,759,008)																								0
Warrants exercised (in shares)																									0																							1,005,000
Warrants exercised	10,050																								0																							10,050																								0																								0
Fair market value of options and warrants vested	386,639																								0																							0																								386,639																								0
Repurchase of warrants	(50,000)																								0																							0																								(50,000)																								0
Dividends accrued and unpaid	230,875																								0																							0																								0																								230,875
Net loss	(13,383,513)																								0																							0																								0																								(13,383,513)
Ending Balance at Jun. 30, 2010	7,981,024																								92																							500,922																								58,321,169																								(50,841,159)
Ending Balance (in shares) at Jun. 30, 2010																									9,235																							50,092,204
Issuance of common stock (in shares)																									0						0				0													5,911,457							7,912,266				10,000
Issuance of common stock	1,853,419							230,875				0													0						0				0													59,114							79,124				100													1,794,305							2,307,066				(100)													0							(2,155,315)				0
Commissions, legal and bank fees associated with the issuance common stock	(197,908)																								0																							0																								(197,908)																								0
Conversion into common stock (in shares)																									(4,345)																							13,668,750						13,668,750				175,000
Conversion into common stock	0										1,750														(43)																													136,687				1,750																				(136,644)				0														0										0
Deemed dividend - Preferred Stock	0																								0																							0																								360,733																								(360,733)
Fair market value of options and warrants vested	866,235																								0																							0																								866,235																								0
Dividends accrued and unpaid	122,252																								0																							0																								0																								122,252
Reclassification of warrant liability	1,173,296																								0																							0																								1,173,296																								0
Net loss	(7,268,976)																								0																							0																								0																								(7,268,976)
Ending Balance at Jun. 30, 2011	4,517,463																								49																							777,697																								64,488,152																								(60,748,435)
Ending Balance (in shares) at Jun. 30, 2011																									4,890																							77,769,677
Issuance of common stock (in shares)																									0						0																	12,842,296							2,321,877
Issuance of common stock	3,371,681							122,252																	0						0																	128,423							23,219																	3,243,258							533,931																	0							(434,898)
Commissions, legal and bank fees associated with the issuance common stock	(143,765)																								0																							0																								(143,765)																								0
Conversion into common stock (in shares)																									(311)																							1,178,633
Conversion into common stock	0																								(3)																							11,786																								(11,783)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								1,076,355																								(1,076,355)
Fair market value of options and warrants vested	766,004																								0																							0																								766,004																								0
Dividends accrued and unpaid	114,474																								0																							0																								0																								114,474
Net loss	(5,066,133)																								0																							0																								0																								(5,066,133)
Ending Balance at Jun. 30, 2012	3,453,028																								46																							941,125																								69,952,152																								(67,440,295)
Ending Balance (in shares) at Jun. 30, 2012																									4,579																							94,112,483
Issuance of common stock (in shares)																															0			0										0		0	0								3,719,655			36,902,192										353,895		30,000,000	41,833,334
Issuance of common stock								114,474			1,724,546										100,570		3,000,000	1,255,000							0			0										0		0	0								37,197			369,022										3,539		300,000	418,333								554,124			1,355,524										97,031		2,700,000	836,667								(476,847)			0										0		0	0
Commissions, legal and bank fees associated with the issuance common stock																					(6,387)																							0																								0																								(6,387)																								0
Conversion into common stock (in shares)																									(3,779)																							20,284,615
Conversion into common stock	0																								(38)																							202,846																								(202,808)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								366,151																								(366,151)
Fees related to the issuance of common stock and warrants																						(151,202)																							0																								0																								(151,202)																								0
Fees related to the issuance of common stock																								(153,318)																							0																								0																								(153,318)																								0
Fair value of warrants issued																						(459,000)																							0																								0																								(459,000)																								0
Stock-based compensation	724,693																								0																							0																								724,693																								0
Dividends accrued and unpaid	20,000																								0																							0																								0																								20,000
Reclassification of warrant liability	326,205																								0																							0																								326,205																								0
Net loss	(6,122,542)																								0																							0																								0																								(6,122,542)
Ending Balance at Jun. 30, 2013	$ 3,786,067																								$ 8																							$ 2,272,062																								$ 75,939,832																								$ (74,425,835)
Ending Balance (in shares) at Jun. 30, 2013																									800																							227,206,174

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended																								0 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 1999 January 22, 1999 Reverse Merger	Jun. 30, 1999 May 21, 1999	Jun. 30, 1999 May 21, 1999 Placement fees	Jun. 30, 2000 January 26, 2000	Jun. 30, 2000 January 31, 2000	Jun. 30, 2000 February 4, 2000	Jun. 30, 2000 March 15, 2000	Jun. 30, 2000 June 22, 2000	Jun. 30, 2008 September 21, 2007	Jun. 30, 2008 October 16, 2007	Jun. 30, 2008 December 20, 2007	Jun. 30, 2010 June 30, 2008	Jun. 30, 2010 July 09, 2009	Jun. 30, 2010 April 1, 2010	Jun. 30, 2010 June 2, 2010	Jun. 30, 2013 July 31, 2012	Jun. 30, 2013 July 31, 2012 Placement fees	Jun. 30, 2013 January 08,2013	Jun. 30, 2013 January 08,2013 Placement fees	May 08, 2013 May 8, 2013	Jun. 30, 2012 Minimum	Jun. 30, 2011 Minimum	Jun. 30, 2005 Minimum	Jun. 30, 2004 Minimum	Jun. 30, 2002 Minimum	Jun. 30, 2012 Maximum	Jun. 30, 2011 Maximum	Jun. 30, 2005 Maximum	Jun. 30, 2004 Maximum	Jun. 30, 2002 Maximum
Issuance of common stock and warrants price per share			$ 1.135		$ 2.11																		$ 0.1
Issuance of common stock, price per share						$ 0.01	$ 2.63437	$ 0.01	$ 2.867647	$ 2.87875	$ 2.924582	$ 2.527875	$ 1.5								$ 0.26		$ 0.03		$ 0.03	$ 0.26	$ 0.3				$ 0.31	$ 0.36
Issuance of common stock, date			Oct 10, 2006		May 9, 2005	Jan 22, 1999	May 21, 1999	May 21, 1999	Jan 26, 2000	Jan 31, 2000	Feb 4, 2000	Mar 15, 2000	Jun 22, 2000	Sep 21, 2007	Oct 16, 2007	Dec 20, 2007	Jul 9, 2009	Sep 30, 2009	Apr 1, 2010	Jun 2, 2010	Jul 31, 2012	Jul 31, 2012		Jan 8, 2013					Jan 15, 2004	Nov 30, 2001				Feb 12, 2004	Apr 17, 2002
Warrants exercised, exercise price	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Options and warrants exercised, exercise price																												$ 1.5	$ 1				$ 3.25	$ 3.25

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (6,122,542)	$ (5,066,133)	$ (7,268,976)	$ (63,059,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash capital contribution	0	0	0	85,179
Noncash conversion of accrued expenses into equity	0	0	0	131,250
Noncash income related to change in fair value of warrant liability	(371,591)	(472,463)	(609,239)	(9,022,980)
Noncash charge for change in warrant terms	0	0	115,869	115,869
Issuance of common stock and warrants for interest	0	0	0	2,003,386
Issuance of common stock for services	0	0	0	53,800
Stock-based compensation expense	724,693	766,004	750,366	12,830,646
Depreciation and amortization	293,629	258,023	143,274	1,393,934
Write-off of intangibles	64,210	321,137	1,588,087	1,973,434
Deferred rent	0	0	(8,060)	0
Amortization of convertible note discount	0	0	0	10,000,000
Amortization of deferred financing costs	0	0	0	1,227,869
Loss on settlement of warrant liabilities	1,724,546	0	0	1,724,546
Loss on extinguishment of debt	0	0	0	361,877
(Increase) decrease in operating assets:
Prepaid expenses and other current assets	(370,696)	(102,460)	(141,269)	(1,919,220)
Security deposit	0	7,187	(5,171)	(5,171)
Increase (decrease) in operating liabilities:
Accounts payable	42,806	34,989	2,105	637,320
Accrued expenses	112,319	(132,333)	41,572	542,541
Net cash used in operating activities	(3,902,626)	(4,386,049)	(5,391,442)	(40,925,016)
Cash flows from investing activities:
Patent costs	(527,761)	(446,035)	(684,399)	(6,752,473)
Purchase of equipment, furniture and fixtures	(1,281)	(4,461)	(2,026)	(185,947)
Net cash used in investing activities	(529,042)	(450,496)	(686,425)	(6,938,420)
Cash flows from financing activities:
Proceeds from grant	0	0	0	99,728
Proceeds (repayments) from line of credit	(12,026)	0	4,264	2,187,082
Proceeds from issuance of preferred stock and warrants, net	0	0	0	10,754,841
Redemption of convertible notes and warrants	0	0	0	(2,160,986)
Deferred financing costs	0	0	0	(651,781)
Proceeds from issuance of common stock and warrants, net and exercise of warrants and options	4,044,663	3,227,916	1,657,261	29,371,846
Net cash provided by financing activities	4,032,637	3,227,916	1,661,525	49,465,730
Net (decrease) increase in cash and cash equivalents	(399,031)	(1,608,629)	(4,416,342)	1,602,294
Cash and cash equivalents at beginning of period	2,001,325	3,609,954	8,026,296	0
Cash and cash equivalents at end of period	1,602,294	2,001,325	3,609,954	1,602,294
Bridge notes
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	0	525,000
Convertible notes
Cash flows from financing activities:
Proceeds from issuance of notes	$ 0	$ 0	$ 0	$ 9,340,000

Principal Business Activity	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principal Business Activity
1.     Principal Business Activity:

The Company

Senesco Technologies, Inc. (“ST”) is a development stage biotechnology company whose mission is to develop novel approaches to treat programmed cell death diseases in humans (apoptosis), and to enhance the quality and productivity of fruits, flowers, vegetables and agronomic crops through the control of cell death in plants (senescence).

Senesco, Inc. (“SI” and together with SI, the “Company”), a New Jersey corporation, was incorporated on November 24, 1998 and is the successor entity to Senesco, L.L.C., a New Jersey limited liability company that was formed on June 25, 1998 but commenced operations on July 1, 1998.

Liquidity

As shown in the accompanying consolidated financial statements, the Company has a history of losses with a deficit accumulated during the development stage from July 1, 1998 (inception) through June 30, 2013 of $74,425,835.  Additionally, the Company has generated minimal revenues by licensing its technology for certain crops to companies willing to share in its development costs. In addition, the Company’s technology may not be ready for commercialization for several years. The Company expects to continue to incur losses for the next several years because it anticipates that its expenditures on research and development, and administrative activities will significantly exceed its revenues during that period. The Company cannot predict when, if ever, it will become profitable.

As of June 30, 2013, the Company had cash and cash equivalents in the amount of $1,602,294, which consisted of checking accounts and money market funds.  The Company estimates that its cash and cash equivalents will cover its expenses through November 2013.  In order to provide the Company with the cash resources necessary to fund operations through at least June 30, 2014, the Company will continue its efforts to raise additional capital through a private or public equity placement in the near future.  To that goal, the Company has received approval from the Company’s stockholders for up to a 1:100 reverse stock split and the Company has filed a preliminary S-1 registration statement.

The Company will need additional capital and plans to raise additional capital through the placement of debt instruments or equity or both.  However, the Company may not be able to obtain adequate funds for its operations when needed or on acceptable terms.  If the Company is unable to raise additional funds, it will need to do one or more of the following:

⋅      delay, scale-back or eliminate some or all of its research and product development programs;
⋅      license third parties to develop and commercialize products or technologies that it would otherwise seek to develop and commercialize itself;
⋅      seek strategic alliances or business combinations;
⋅      attempt to sell the Company;
⋅      cease operations; or
⋅      declare bankruptcy.

Risks and Uncertainties

The Company operates in an industry that is subject to intense competition, government regulation and rapid technological change. The Company's operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

The Company’s limited capital resources and operations to date have been funded primarily with the proceeds from public and private equity and debt financings and milestone payments on license agreements. The Company does not have adequate cash on hand to cover its anticipated expenses for the next 12 months. If the Company fails to raise a significant amount of capital, it may need to significantly curtail operations, cease operations or seek federal bankruptcy protection in the near future. These conditions raise substantial doubt about its ability to continue as a going concern. Consequently, the audit report prepared by the Company’s independent public accounting firm relating to its financial statements for the year ended June 30, 2013 includes a going concern explanatory paragraph.

Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies:

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Senesco Technologies, Inc. and its wholly owned subsidiary, Senesco, Inc.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates and Judgments

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  The critical accounting policies that require management's most significant estimate and judgment are the assessment of the recoverability of intangible assets, the variables and method used to calculate stock-based compensation and warrant liabilities, and the valuation allowance on deferred tax assets.  Actual results experienced by the Company may differ from management's estimates.

Cash and Cash Equivalents and Short-Term Investments

The Company considers all highly liquid instruments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits that are readily convertible into cash.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value and expands the related disclosure requirements. The guidance applies under other accounting pronouncements that require or permit fair value measurements. The statement indicates, among other things, that a fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  ASC 820 defines fair value based upon an exit price model.

The Company categorizes its financial instruments into a three-level fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets recorded at fair value on the Company’s consolidated balance sheets are categorized as follows:

·             Level 1: Observable inputs such as quoted prices in active markets;
·             Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
·             Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The fair value of the warrant liabilities is based on the Black-Scholes Merton and Modified Black-Scholes Merton option pricing models (“Black-Scholes model”) (Level 3). (See note 8).

The carrying value of prepaid research supplies and expenses, accounts payable, accrued expenses, and line of credit reported in the consolidated balance sheets equal or approximate fair value due to their short maturities.

Concentrations of Credit Risk

The Company maintains its cash primarily in investment accounts within one large financial institution. The Federal Deposit Insurance Corporation insures these balances up to $250,000 per bank. The Company has not experienced any losses on its bank deposits and believes these deposits do not expose the Company to any significant credit risk.

Prepaid Research Services and Supplies

Prepaid research services and supplies are carried at cost and are included in prepaid expenses and other current assets on the accompanying consolidated balance sheet.  When such services are performed and supplies are used, the carrying value of the supplies are expensed in the period that they are performed or used for the development of proprietary applications and processes.

Equipment, Furniture and Fixtures, Net

Equipment, furniture and fixtures are recorded at cost. Depreciation is calculated on a straight-line basis over four years for equipment and seven years for furniture and fixtures. Expenditures for major renewals and improvements are capitalized, and expenditures for maintenance and repairs are charged to operations as incurred. (See note 4).

Intangibles, Net

The Company conducts research and development activities, the cost of which is expensed as incurred, in order to generate patents that can be licensed to third parties in exchange for license fees and royalties.  Because the patents are the basis of the Company’s future revenue, the patent costs are capitalized.   The capitalized patent costs represent the outside legal fees incurred by the Company to submit and undertake all necessary efforts to have such patent applications issued as patents.

The length of time that it takes for an initial patent application to be approved is generally between four to six years.  However, due to the unique nature of each patent application, the actual length of time may vary.  If a patent application is denied, the associated cost of that application would be written off.  However, the Company has not had any patent applications denied as of June 30, 2013.  Additionally, should a patent application become impaired during the application process, the Company would write down or write off the associated cost of that patent application.

Issued patents and agricultural patent applications pending are being amortized over a period of 17 years from inception, the expected economic life of the patent. (See note 5).

Impairment of Long-lived Assets

The Company assesses the impairment in value of intangible assets whenever events or circumstances indicate that their carrying value may not be recoverable.  Factors the Company considers important which could trigger an impairment review include the following:

·      significant negative industry trends;
·      significant underutilization of the assets;
·      significant changes in how the Company uses the assets or its plans for their use; and
·      changes in technology and the appearance of competing technology.

If a triggering event occurs and if the Company's review determines that the future discounted cash flows related to the groups, including these assets, will not be sufficient to recover their carrying value, the Company will reduce the carrying values of these assets down to its estimate of fair value and continue amortizing them over their remaining useful lives.  To date, except for certain patents and patents pending that the Company abandoned during the fiscal years ended June 30, 2013, 2012 and 2011, the Company has not recorded any impairment of intangible assets.  During the fiscal years ended June 30, 2013, 2012 and 2011, in order to reduce its cost of patent prosecution and maintenance, the Company reviewed its patent portfolio and identified several patents and patent applications that it believed it no longer needed to maintain without having a material impact on the patent portfolio.  Accordingly, during the fiscal years ended June 30, 2013, 2012 and 2011, the Company wrote off patent costs in the net amount of $64,210, $321,137 and $1,588,087, respectively.

Net Loss per Common Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares of Common Stock that would have been outstanding if the potential shares of Common Stock had been issued and if the additional shares of Common Stock were dilutive.

For all periods presented, basic and diluted loss per share are the same, as any additional Common Stock equivalents would be anti-dilutive. Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	June 30,
	2013	2012	2011
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314

Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The asset and liability method requires that deferred tax assets and liabilities be recorded without consideration as to their realizability. The deferred tax asset primarily includes net operating loss carryforwards. The portion of any deferred tax asset for which it is more likely than not that a tax benefit will not be realized must then be offset by recording a valuation allowance. A valuation allowance has been established against all of the deferred tax assets as it is more likely than not that these assets will not be realized given the history of operating losses.

While the Company believes that its tax positions are fully supportable, there is a risk that certain positions could be challenged successfully.  In these instances, the Company looks to establish reserves.  If the Company determined that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, the Company would recognize the benefit.  The Company measures the benefit by determining the amount that has a likelihood greater than 50% of being realized upon settlement.  The Company presumes that all tax positions will be examined by a taxing authority with full knowledge of all relevant information.   The Company regularly monitors its tax positions, tax assets and tax liabilities.  The Company reevaluates the technical merits of its tax positions and would recognize an uncertain tax benefit or derecognize a previously recorded tax benefit when (i) there is a completion of a tax audit, (ii) there is a change in applicable tax law including a tax case or legislative guidance, or (iii) there is an expiration of the statute of limitations.  Significant judgment is required in accounting for tax reserves.  As of June 30, 2013, the Company determined that it had no liability for uncertain income taxes. The Company’s policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense.  The Company’s tax returns for periods prior to the fiscal year ended June 30, 2010 are no longer open for examination. (See note 11).

Revenue Recognition

The Company has received certain nonrefundable upfront fees in exchange for the transfer of its technology to licensees.  Upon delivery of the technology, the Company had no further obligations to the licensee with respect to the basic technology transferred and, accordingly, recognized revenue at that time.  The Company has and may continue to receive additional payments from its licensees in the event such licensees achieve certain development or commercialization milestones in their particular field of use.  Milestone payments, which are contingent upon the achievement of certain research goals, are recognized as revenue when the milestones, as defined in the particular agreement, are achieved.

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC Topic 718, Compensation-Stock Compensation  (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. The Company estimates forfeitures at the time of grant and revises its estimate in subsequent periods if actual forfeitures differ from those estimates.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees   (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Any stock options issued to non-employees are recorded as an expense and additional paid-in capital in stockholders’ equity over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

The following table sets forth the total stock-based compensation expense and issuance of Common Stock for services included in the consolidated statements of operations for the fiscal years ended June 30, 2013, 2012 and 2011 and from inception to date.

	Fiscal Year Ended June 30,			Cummulative
	2013	2012	2011	From Inception
General and administrative	$639,828	$721,197	$709,207	$11,234,942
Research and development	84,865	44,807	41,159	1,649,504

Total	$724,693	$766,004	$750,366	$12,884,446

The Company estimated the fair value of each option grant throughout the year using the Black-Scholes option-pricing model using the following assumptions:

Fiscal Year Ended June 30,
	2013	2012	2011

Risk-free interest rate (1)	0.3-0.8%	0.4-1.9%	1.3-2.9%
Expected volatility	67-102%	78-105%	103-104%
Dividend yield	None	None	None
Expected life (2)	2.5 - 10.0	2.5 - 10.0	5.0 - 10.0

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)   Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.

The economic values of the options will depend on the future price of the Company's Common Stock which cannot be forecast with reasonable accuracy.

Research and Development

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements Applicable to the Company

The Company does not believe that the following recent accounting pronouncements or any other recently issued, but not yet effective accounting standards will have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Effective July 1, 2012, the Company adopted Financial Accounting Standards Board’s (“FASB”) ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income and ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-5 . In these updates, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption of ASU Nos. 2011-05 and 2011-12 did not have a material impact on the Company’s consolidated financial statements. The Company has presented comprehensive loss in the accompanying consolidated statements of operations and comprehensive loss.

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  ASU No. 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements, however, it does require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amounts are required to be reclassified in their entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance will be effective for reporting periods beginning after December 15, 2012, which will be the Company’s fiscal year 2014 (or July 1, 2013). The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Reclassifications

Certain accounts in the prior year financial statements have been reclassified, for comparative purposes, in order to conform with the presentation in the current year financial statements. These reclassifications have no effect on the previously reported net loss.

Fair Value Measurements	12 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

3.     Fair Value Measurements:

The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2013 and 2012:

	Carrying	Fair Value Measurement at June 30, 2013
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,294	$1,602,294	$-	$-

	Carrying	Fair Value Measurement at June 30, 2012
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2,001,325	$2,001,325	$-	$-

Liabilities:
Warrant liabilities	$238,796	$-	$-	$238,796

The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments:

	Fiscal Year ended June 30,
	2013	2012
Beginning Balance	$238,796	$711,259
Issuance of common stock warrants	459,000	-
Change in fair value of warrant liabilities, net	(371,591)	(472,463)
Reclassification to equity due to exchange of common stock warrants into common stock	(326,205)	-
Ending Balance	$-	$238,796

Equipment, Furniture and Fixtures	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Equipment, Furniture and Fixtures

4.     Equipment, Furniture and Fixtures:

Equipment, Furniture and Fixtures consist of the following:

	June 30,
	2013	2012
Equipment	$32,334	$31,053
Furniture and fixtures	67,674	67,674
	100,008	98,727
Less-Accumulated depreciation	(95,453)	(92,870)
	$4,555	$5,857

Depreciation expense aggregated $2,583, $2,386, $2,798 and $181,392 for the fiscal years ended June 30, 2013, 2012, 2011, and cumulatively from inception through June 30, 2013, respectively.

Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5.     Intangible assets:

Intangible assets consist of the following:

	June 30,
	2013	2012
Patents approved	$2,665,436	$2,209,286
Patents pending	1,919,360	1,912,526
	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
	$3,566,497	$3,393,992

During the fiscal years ended June 30, 2013 and 2012, the Company incurred $527,761 and $446,035 of legal fees related to the prosecution of patent costs.

During the fiscal years ended June 30, 2013 and 2012, the Company abandoned certain patents and patents pending.  Accordingly, intangible assets were reduced by the net carrying value of those patents and patents pending in the amount of $64,210 and $321,137, respectively.

Amortization expense amounted to $291,046, $255,637, $140,476 and $1,212,542 for the fiscal years ended June 30, 2013, 2012, 2011, and cumulatively from inception through June 30, 2013, respectively.

Estimated amortization expense for the next five fiscal years is as follows:

Fiscal Year ended June 30,
2014	$300,000
2015	300,000
2016	300,000
2017	300,000
2018	300,000

Accrued Expenses	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accrued Expenses

6.     Accrued Expenses:

Accrued expenses were comprised of the following:

	June 30,
	2013	2012
Accrued research	$210,696	$113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
	$387,540	$369,695

Line of Credit	12 Months Ended
Jun. 30, 2013
Line Of Credit [Abstract]
Line of Credit
7.     Line of Credit:

On February 17, 2010, the Company entered into a credit agreement with JMP Securities LLC.  The agreement provides the Company with, subject to certain restrictions, including the existence of suitable collateral, up to a $3.0 million line of credit upon which the Company may draw at any time (the “Line of Credit”).  Any draws upon the Line of Credit accrue interest at an annual rate of (i) the broker rate in effect at the interest date (which was 3.75% at June 30, 2013), plus (ii) 2.0%. There are no other conditions or fees associated with the Line of Credit.  The Line of Credit is not secured by any assets of the Company, but it is secured by certain assets of one of a member of the Company’s Board of Directors, Harlan W. Waksal, M.D., which is currently held by JMP Securities.  The balance outstanding as of June 30, 2013 and 2012 was $2,187,082 and $2,199,108, respectively.  In April 2011, we were required to enter into a new demand note with the clearing agent for JMP Securities in connection with the Line of Credit.

Total interest expense recorded under the Line of Credit for the fiscal years ended June 30, 2013, 2012 and 2011 amounted to $122,453, $134,549 and $110,649, respectively.

Warrant Liabilities	12 Months Ended
Jun. 30, 2013
Stock Warrants [Abstract]
Warrant Liabilities

8.     Warrant Liabilities:

The warrant liabilities represent the fair value of Common Stock purchase warrants, which have exercise price reset features and cash settlement features.

The fair value of the warrants that have exercise price reset features is estimated using an adjusted Black-Scholes model.  The Company computes valuations, each quarter, using the Black-Scholes model for such warrants to account for the various possibilities that could occur due to changes in the inputs to the Black-Scholes model as a result of contractually-obligated changes.  The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date.  The Company has an unobservable input for the estimation of the likelihood of a reset occurring, which was estimated to be 75% made up of various reset amounts with probabilities ranging between 10% and 25% per occurrence. These estimates of the likelihood of completing an equity raise that would meet the criteria to trigger the reset provisions are based on numerous factors, including the remaining term of the financial instruments and the Company’s overall financial condition.  As of June 30, 2013, all warrants that had an exercise price reset feature had been exchanged for Common Stock or had expired.

The fair value of the warrants that have cash settlement features were estimated using a probability -weighted Black-Scholes model.  The unobservable input used by the Company on certain warrants was the estimation of the likelihood of a fundamental transaction, as defined in the related agreements, which was estimated to be 50% at June 30, 2013 and 15% at June 30, 2012 and 2011.

Changes in the unobservable input values would have likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement was the estimation of the likelihood of the occurrence of a change to the strike price of the warrants or the occurrence of a fundamental transaction.  A significant increase (decrease) in the this likelihood would have resulted in a higher (lower) fair value measurement.

During the year ended June 30, 2013, the Company issued 36,902,192 shares of Common Stock in exchange for 39,687,500 warrants that were included in the computation of warrant liabilities.  In connection with the exchanges, the Company compared the value of the Common Stock issued with the adjusted Black-Scholes value of the warrants exchanged.  The difference in these values resulted in a loss on the settlement of warrant liabilities in the aggregate amount of $1,724,546.  Additionally, the value of the warrants on the dates of the exchanges, in the aggregate amount of $326,205, was reclassified from warrant liabilities to additional paid in capital.

During the fiscal year ended June 30, 2011, the holders of an aggregate of 22,641,665 warrants amended the terms of their warrants.  As of the dates of the amendments to the warrants, the Black-Scholes value in the amount of $1,173,296 was reclassified from warrant liabilities to equity with the change in fair value from June 30, 2010 through the dates of the amendments being recorded in the consolidated statement of operations.

The Company also recorded a charge of $115,869 during the fiscal year ended June 30, 2011, as a result of the amendment to certain of the warrants that had an exercise price reset feature, whereby the exercise price of $0.50, subject to future adjustments, was reset to $0.32 and would no longer be subject to future adjustments and accordingly are no longer deemed to be liabilities.  The charge of $115,869 represents the difference in the Black-Scholes value of the warrants immediately prior to the amendment and the Black-Scholes value of the warrants immediately after the amendment.

During the fiscal years ended June 30, 2013, 2012 and 2011, the Company revalued all of the remaining warrant liabilities, using the adjusted Black-Scholes and probability-weighted Black-Scholes models.  A gain on the change in fair value of the warrant liabilities in the amount of $371,591, $472,463 and $609,239 was recorded in the Consolidated Statement of Operations for the fiscal years ended June 30, 2013, 2012 and 2011, respectively.

At June 30, 2013 and 2012, there were an aggregate of 8,767,188 and 21,307,814 warrants, respectively, included in the fair value of the warrant liabilities. However, the value of the warrants outstanding at June 30, 2013 was de minimis.

The assumptions used to value the warrants were as follows:

	June 30, 2013	June 30, 2012
Warrants issued on December 20, 2007
Estimated life in years	-	0.50
Risk-free interest rate (1)	-	0.15%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$0.33-$0.36
Range of estimated probabilities	-	10% - 50%

Warrants issued on June 30, 2008
Estimated life in years	-	1.00
Risk-free interest rate (1)	-	0.21%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$0.33-$0.36
Range of estimated probabilities	-	10% - 50%

Warrants issued on April 1, 2010
Estimated life in years	1.75	2.75
Risk-free interest rate (1)	0.36%	0.39%
Volatility	72%	78%
Dividend paid	None	None
Estimated probability of a fundamental transaction	50%	15%

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.

Stockholders' Equity	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity

9.   Stockholders’ Equity:

Preferred Stock

On April 1, 2010, the Company sold 10,297 shares of 10% Series A convertible preferred stock to non-affiliated purchasers for $10,297,000. On June 2, 2010, the Company sold 1,200 shares of 10% Series B convertible preferred stock (together with the Series A preferred stock, the “Convertible Preferred Stock”) to affiliated purchasers for $1,200,000.  After deducting cash closing costs of $742,159, the Company received aggregate net cash proceeds from the sale of the Convertible Preferred Stock in the amount of $10,754,841.

Pursuant to the terms of the Convertible Preferred Stock, the Convertible Preferred Stock was initially convertible into approximately 35,928,125 shares of the Company’s Common Stock, subject to adjustment. In addition, the holders of the Convertible Preferred Stock received immediately exercisable warrants to purchase up to approximately 35,928,125 shares of the Company’s Common Stock.

Each share of Convertible Preferred Stock has a stated value of $1,000 (the “Stated Value”). Each holder of shares of Convertible Preferred Stock is entitled to receive semi-annual dividends at the rate of 10% per annum of the Stated Value for each share of Convertible Preferred Stock held by such holder. Except in limited circumstances, the Company can elect to pay the dividends in cash or shares of Common Stock.  If the dividends are paid in shares of Common Stock, such shares will be priced at the lower of 90% of the average volume weighted-average price for the 20 trading days immediately preceding the payment date or $0.224.  The dividends were subject to a 30% make whole provision.    At June 30, 2013 the make whole provision had been satisfied.

The shares of Convertible Preferred Stock were convertible into shares of Common Stock at an initial conversion price of $0.32 per share and are convertible at any time. The conversion price is subject to adjustment if the Company sells or grants any Common Stock or Common Stock equivalents, subject to certain exclusions, at an effective price per share that is lower than the conversion price of the Convertible Preferred Stock.  After 18 months from the date of issuance of the Convertible Preferred Stock, if the Company’s Common Stock trades above $0.80 for 20 out of 30 consecutive trading days, the Convertible Preferred Stock will no longer be subject to adjustment.

On December 27, 2010, in connection with the Company’s ATM facility, discussed below, the conversion price on the then outstanding 5,325 shares of Convertible Preferred Stock was adjusted from $0.32 to $0.30, resulting in an additional 1,109,375 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock.   In connection with the adjustment of the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $360,733 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On July 18, 2011, in connection with the Company’s ATM facility, the conversion price on the then outstanding 4,860 shares of Convertible Preferred Stock was adjusted from $0.30 to $0.27, resulting in an additional 1,800,000 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock.  In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $778,000 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On January 6, 2012, in connection with the Company’s placement of Common Stock and warrants, the conversion price on the then outstanding 4,845 shares of Convertible Preferred Stock was adjusted from $0.27 to $0.26, resulting in an additional 690,171 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock.  In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $298,355 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On January 4, 2013, in connection with the Company’s placement of Common Stock and warrants, the conversion price on the then outstanding 995 shares of Convertible Preferred Stock was adjusted from $0.26 to $0.10, resulting in an additional 6,123,077 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock.  In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $125,260 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On May 9, 2013, in connection with the Company’s placement of Common Stock, the conversion price on the then outstanding 965 shares of Convertible Preferred Stock was adjusted from $0.10 to $0.03, resulting in an additional 23,216,667 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock.  As a result of the resets to the conversion price, each share of Preferred Stock was convertible into 33,333 shares of Common Stock (a conversion price of $0.03).

On August 8, 2012, in connection with a warrant exchange, 2,384 shares of Series A convertible preferred stock were converted into 9,169,231 shares of Common Stock.  Additionally, certain directors of the Company converted their 1,200 shares of Series B convertible preferred stock into 4,615,385 of Common Stock.

On June 24, 2013, in connection with an exchange offer, 135 shares of Series A convertible preferred stock were converted into 5,625,000 shares of Common Stock. Subsequent to June 24, 2013, there were 800 shares of Series A convertible preferred stock outstanding and no shares of Series B convertible preferred stock outstanding.

During the fiscal year ended June 30, 2011, 4,345 shares of Convertible Preferred Stock were converted into 13,668,750 shares of Common Stock.  During the fiscal year ended June 30, 2011, the Company issued an additional 7,912,266 shares of Common Stock for the payment of dividends in the amount of $2,277,567.  Total dividends payable on the outstanding 4,890 shares of Convertible Preferred Stock at June 30, 2011 amounted to $122,252.

During the fiscal year ended June 30, 2012, 311 shares of Convertible Preferred Stock were converted into 1,178,634 shares of Common Stock.  During the fiscal year ended June 30, 2012, the Company issued an additional 2,321,877 shares of Common Stock for the payment of dividends in the amount of $557,150.  Total dividends payable on the outstanding 4,579 shares of Convertible Preferred Stock at June 30, 2012 amounted to $114,474.

During the fiscal year ended June 30, 2013, 3,779 shares of Convertible Preferred Stock were converted into 20,284,615 shares of Common Stock.  Additionally, in connection with a convertible preferred stock conversion agreement entered into on June 24, 2013, an additional 1,125,000 shares of Common Stock were issued to the holders of 135 shares of Convertible Preferred Stock.  During the fiscal year ended June 30, 2013, the Company issued an additional 3,719,635 shares of Common Stock for the payment of dividends in the amount of $591,321.  Total dividends payable on the outstanding 800 shares of Convertible Preferred Stock at June 30, 2012 amounted to $20,000.

Warrants

Pursuant to the purchase agreements, the Company delivered a Warrant to purchase shares of Common Stock to the Series A Non-Affiliate Investors and a Warrant to purchase shares of Common Stock to the Series B Affiliate Investors (the “Warrants”).  Each Warrant has an initial exercise price of $0.35 per share of Common Stock. The Warrants are immediately exercisable and have a five year term. The Warrants issued to the Series A Non-Affiliate Investors also contain a provision which limits the holder’s beneficial ownership to a maximum of 4.99% (which percentage may be increased to 9.99% upon 60 days notice to the Company).

On August 8, 2012, pursuant to a warrant exchange agreement, 17,262,500 warrants were exchanged for 6,902,192 shares of Common Stock.

As discussed in Note 8 above, the Company is required to record the warrants as liabilities.  As a result, the Company must allocate the proceeds to the warrants based upon their fair value with the remainder of the proceeds allocated to the Preferred Stock.  The Company allocated the gross proceeds of the offering as follows:

	Series A	Series B
	Convertible	Convertible
	Preferred Stock	Preferred Stock	Total
Total gross proceeds	$10,297,000	$1,200,000	$11,497,000
Allocated to warrants	(1,530,070)	(228,938)	(1,759,008)
Allocated to Convertible Preferred Stock	$8,766,930	$971,062	$9,737,992

Due to the allocation of the proceeds to the fair value of the warrant at the issuance dates, the convertible feature of the Preferred Stock was below market value. Such feature, as it specifically relates to the convertible feature of the Preferred Stock, is characterized as a “Beneficial Conversion Feature” (“BCF”). Pursuant to existing accounting standards, FASB ASC topic 470.20 - Debt with Conversion and Other Options”, the estimated relative fair value of the BCF was $15,068,031. The value of the BCF which amounted to $5,330,039 was determined utilizing an intrinsic value method with the fair value of the warrants determined using the Black-Scholes model at the date of issuance.

Placement Agent Warrants

On April 1, 2010, in connection with the issuance of the Series A convertible preferred stock, the Company issued warrants to purchase 1,079,688 shares of the Company’s Common Stock as partial compensation for services related to the raising of the capital.  Each warrant has an initial exercise price of $0.35 per share of Common Stock. The warrants are immediately exercisable and have a five year term.  In accordance with ASC 480-10, Distinguishing Liabilities from Equity, the Company determined that such warrants are to be accounted for as a liability.  Accordingly, using the Black-Scholes model, the Company recorded a warrant liability in the amount of $51,339 related to the warrants on the issuance date.  The Company recorded a charge to additional paid in capital as an additional cost of capital.

Common Stock

On September 22, 2009, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 100,000,000 shares to 120,000,000 shares.  On May 25, 2010, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 120,000,000 shares to 250,000,000 shares.  On December 14, 2011, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 250,000,000 shares to 350,000,000 shares.  On March 25, 2013, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 350,000,000 shares to 500,000,000 shares.

At the Market Sales Agreement

On December 22, 2010, the Company entered into an At Market Issuance Sales Agreement (the “ATM”) under which the Company, from time to time, may issue and sell shares of its Common Stock, with an aggregate offering price of up to $5,500,000.  Such Common Stock will be offered and sold pursuant to a prospectus supplement filed with the Securities and Exchange Commission in connection with the Company’s shelf registration statement on Form S-3 (File No. 333-170140), which became effective on November 9, 2010.

During the fiscal year ended June 30, 2013, the Company issued 353,895 shares of Common Stock under the ATM for gross proceeds in the amount of $100,570.

During the fiscal year ended June 30, 2012, the Company issued 1,834,557 shares of Common Stock under the ATM for gross proceeds in the amount of $509,670.

During the fiscal year ended June 30, 2011, the Company issued 5,911,457 shares of Common Stock under the ATM for gross proceeds in the amount of $1,853,421.

From the inception of the ATM through June 30, 2013, the Company has issued 8,099,909 shares of Common Stock under the ATM for gross proceeds in the amount of $2,463,661.

In November 2012, the Company was delisted from the NYSE MKT exchange and is now quoted on the OTCQB.  Since the Company is no longer listed on the NYSE MKT exchange, the Company is no longer be able to issue and sell shares of its Common Stock under the ATM.

Public Placements of Common Stock and Warrants

January 6, 2012 and March 1, 2012 Placement

On January 6, 2012 and March 1, 2012, the Company entered into securities purchase agreements to raise an aggregate of $2,862,012 in gross proceeds through the sale of an aggregate of 11,007,738 shares of its Common Stock.  The investors, excluding officers and directors of Senesco or funds affiliated with such officers or directors participating in the offering, also received 50% warrant coverage at an exercise price of $0.286 per share.  The Common Stock and 50% warrant coverage (the “Unit”) was priced at $0.26 per Unit.

January 4, 2013 Placement

On January 4, 2013, the Company entered into definitive agreements to issue 30,000,000 shares of Common Stock (the “Shares”) and five year warrants (the “Warrants”) to purchase 30,000,000 shares of Common Stock with an exercise price of $0.12 per share (the shares underlying the Warrants, the “Warrant Shares”, together with the Shares and Warrants, the “Securities”) (the “Offering”) for gross proceeds of $3,000,000, before deducting estimated offering expenses, in a registered direct offering.  The Warrants are exercisable from the date that is one year and one day following the issuance date until the fifth anniversary of the issuance date and contain standard anti-dilution provisions and adjustment provisions in the event of stock splits, combinations, dividends, distributions or reorganizations.  Additionally, the Warrants contain exercise price reset features for a period of eighteen months from the date of issuance and cash settlement features in the event of a fundamental transaction.  Due to the cash settlement features in the Warrants, $459,000 of the net proceeds was recorded as a warrant liability.  Each Share, together with the Warrant, was sold at a price of $0.10 per unit. In April and June 2013, all the warrants were exchanged for common stock. (See Note 8) Therefore, these warrants are not included in the calculation of the warrant liability at June 30, 2013.

The net offering proceeds to the Company from the sale of the Common Stock and Warrants, after deducting the offering expenses payable by the Company of $151,202, were $2,848,798.  Six hundred thousand dollars of the net proceeds of the offering are being used for investor relations purposes and the remainder was used for working capital, research and development and general corporate purposes.

The Offering closed on January 8, 2013.

May 9, 2013 Placement

On May 9, 2013, the Company entered into definitive agreements to issue 41,833,335 shares of Common Stock (the “Shares”) (the “Offering”) at an offering price of $0.03 per share for gross proceeds of $1,255,000, before deducting estimated offering expenses, in a registered direct offering.  Additionally, the Shares contain exercise price reset features for a period of one year from the date of issuance.

The net offering proceeds to the Company from the sale of the Common Stock, after deducting the offering expenses payable by the Company of $153,318, were $1,101,682.  The net proceeds of the offering are being used for working capital, research and development and general corporate purposes.

The Offering closed on May 10, 2013.

Stock-Based Compensation	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

10.   Stock-Based Compensation

In December 2008, the Company adopted the 2008 Incentive Compensation Plan (the "2008 Plan"), which provides for the grant of stock options, stock grants and stock purchase rights to certain designated employees and certain other persons performing services for the Company, as designated by the board of directors.  Pursuant to the 2008 Plan, an aggregate of 5,137,200 shares of Common Stock had been reserved for issuance.  On May 25, 2010, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 11,137,200.  On March 11, 2011, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 23,005,003.  Additionally, on January 1 of each calendar year beginning with the calendar year 2012 and ending with the calendar year 2015, the share reserve will automatically increase so that the total number of shares available for issuance under the 2008 Plan is 15% of the fully diluted shares as of the date of such increase, but in no event will such annual increase exceed 7,000,000 shares per year.  On January 1, 2012, the increase in Common Stock reserved for issuance under the 2008 Plan was 2,210,257.  On January 1, 2013, the increase in Common Stock reserved for issuance under the 2008 Plan was 865,763.  The 2008 Plan is intended to serve as a successor to the Amended and Restated 1998 Stock Incentive Plan (the “1998 Plan”), which terminated in December 2008.  On February 19, 2009, the Company filed a registration statement with the SEC to register all of the 6,137,200 shares of Common Stock underlying the 2008 Plan.  On June 8, 2010, the Company filed with the SEC an amendment to the registration statement to register the additional 5,000,000 shares of Common Stock underlying the 2008 Plan.  On January 4, 2012, the Company filed with the SEC an amendment to the registration statement to register the additional 2,210,257 shares of Common Stock underlying the 2008 Plan.  On March 8, 2013, the Company filed with the SEC an amendment to the registration statement to register the additional 865,763 shares of Common Stock underlying the 2008 Plan.  The registration statement and amendments were deemed effective upon filing.

The terms and vesting schedules for share-based awards vary by type of grant and the employment status of the grantee.  Generally, the awards vest based upon time-based conditions or achievement of specified goals and milestones.

On November 16, 2012, the Company issued 3,705,000 options that are subject to vesting first based upon specified goals and milestones and then based upon time-based conditions.  On the issuance date, such options had an aggregate Black-Scholes value of $489,060.  As of June 30, 2013, the Company reviewed the specified goals and milestones on an employee by employee basis.  Based upon the review, the Company has estimated that it was probable that, on average, the employees would achieve 55% of the target goals.  As a result, the Company is recognizing 55% of the aggregate fair value of the options ratably over the time-based vesting period.

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	7,269,172	$1.13	$0.29 - 4.00
Granted	4,579,142	0.26	0.26 - 0.32
Exercised	-	-	-
Cancelled	-	-	-
Expired	(500,000)	1.14	0.99 - 2.25
Outstanding, June 30, 2011	11,348,314	0.78	0.26 - 4.00
Granted	5,274,428	0.23	0.20 - 0.26
Exercised	-	-	-
Cancelled	-	-	-
Expired	(975,000)	2.32	1.50 - 4.00
Outstanding, June 30, 2012	15,647,742	0.50	0.20 - 3.45
Granted	8,966,978	0.14	0.04 - 0.18
Exercised	-	-	-
Cancelled	(1,152,450)	0.23	0.23
Expired	(287,500)	2.02	1.09 - 2.35
Outstanding, June 30, 2013	23,174,770	$0.35	$0.04 - 3.45

Options exercisable at June 30, 2013	16,612,179	$0.41
Options exercisable at June 30, 2012	10,101,055	$0.62
Options exercisable at June 30, 2011	7,274,422	$1.04

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$0.11
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$0.17
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$0.33

Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	5,546,687	$0.25
Granted	8,966,978	0.11
Vested	(6,798,624)	0.13
Forfeited	(1,152,450)	0.18
Non-vested stock options at June 30, 2013	6,562,591	$0.16

As of June 30, 2013, the aggregate intrinsic value of stock options outstanding was $0, with a weighted-average remaining term of 7.6 years.  The aggregate intrinsic value of stock options exercisable at that same date was $0, with a weighted-average remaining term of 7.1 years.  As of June 30, 2013, the Company has 4,630,353 shares available for future stock option grants.

As of June 30, 2013, total estimated compensation expense not yet recognized related to stock option grants amounted to $739,008, which will be recognized over the next 42 months.

Warrants

Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$3.45	15,000
$3.15	20,000
$1.40	5,000
$1.08	2,500
$0.60	2,770,850
$0.35	19,745,313
$0.32	300,000
$0.29	4,926,949
$0.26	5,000
$0.01	525,000
28,315,612

As of June 30, 2013, all of the above warrants are exercisable expiring at various dates through 2017.  At June 30, 2013, the weighted-average exercise price on the above warrants was $0.36.

On August 8, 2012, pursuant to a warrant exchange agreement, 17,262,500 of the warrants with an exercise price of $0.35 were exchanged for 6,902,192 shares of Common Stock.

On April 8, 2013 and June 24, 2013, pursuant to warrant exchange agreements, an aggregate of 30,000,000 of the warrants with an initial exercise price of $0.12, which was subsequently reset to $0.03, were exchanged for an aggregate of 30,000,000 shares of Common Stock.

Long-Term Incentive Program

On December 13, 2007, the Company adopted a Long-Term Equity Incentive Program for the members of the executive management team in which key employees will be awarded shares of the Company’s Common Stock and options to acquire shares of the Company’s Common Stock if the Company achieves certain target goals relating to its multiple myeloma research project over the three fiscal year period from the date of adoption.

During the fiscal year ended June 30, 2011, the Company determined that the first target goal under the Long-Term Equity Incentive Program had been met and, therefore, recognized $93,500 of compensation.  The Company also determined that the second and third target goals under the Long-Term Equity Incentive Program would not be met.  As such, the eligible shares and options related thereto did not vest and the remaining $374,000 of potential compensation expense was not recognized.

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

11.   Income Taxes:

Since the Company has recurring losses and a valuation allowance against deferred tax assets, there is no tax expense (benefit) for all periods presented.

The Company files a consolidated federal income tax return.  The subsidiary files separate state and local income tax returns.

The Company accounts for income taxes under FASB ASC 740 ("ASC 740"). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities, which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As of June 30, 2013, the Company had federal net operating loss (“NOL”) carry forwards of $49,277,000 and state NOL carry forwards of approximately $41,910,000, which are available to reduce future taxable income. The federal NOL carry forwards will begin to expire in 2019. The state NOL carry forwards will begin to expire at various dates starting in 2019.  The NOL carry forwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL carry forwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, as well as similar state tax provisions. This could limit the amount of NOLs that the Company can utilize annually to offset future taxable income or tax liabilities. The amount of the annual limitation, if any, will be determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized. The Company recognized no material adjustment for unrecognized income tax benefits. Through June 30, 2013, the Company had no unrecognized tax benefits or related interest and penalties accrued.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, the Company has recorded a full valuation allowance against its deferred tax assets at June 30, 2013 and 2012, respectively, because the Company's management has determined that is it more likely than not that these assets will not be fully realized.

The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	June 30,
	2013	2012	2011
Federal income tax provision at statutory rate	(34.0)%	(34.0)%	(34.0)%
Fair value - warrant liability	(2.0)%	(3.2)%	(2.8)%
Loss on settlement of warrant liabilities	1.0%	-	-
Other	(4.0)%	(0.6)%	(1.9)%
Change in valuation allowance	39.0%	37.8%	38.7%

Actual income tax provision (benefit) effective tax rate	-%	-%	-%

The principal components of deferred income tax assets consists of the following:

	June 30,
	2013	2012
Net operating loss carryforwards	$19,269,000	$17,738,000
Stock-based compensation	2,507,000	2,243,000
Other	44,000	(42,000)
	21,820,000	19,939,000
Valuation allowance	(21,820,000)	(19,939,000)
Net deferred tax asset	$-	$-

Commitments	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
12.  Commitments:

Research Agreement

Effective September 1, 1998, the Company entered into a research and development agreement, which has subsequently been renewed, with The University of Waterloo which Dr. John Thompson, who is an officer, director and stockholder of the Company, is affiliated with.  Pursuant to the agreement, the university provides research and development under the direction of the researcher and the Company.  The agreement is renewable annually by the Company which has the right of termination upon 30 days' advance written notice.  Effective September 1, 2011, the Company extended the research and development agreement for an additional one-year period through August 31, 2012 in the amount of 555,900 Canadian dollars.  Effective September 1, 2012, the Company extended the research and development agreement for an additional one-year period through August 31, 2013 in the amount of Can $611,550. Effective July 1, 2013, the budget for the research and development agreement was amended to reduce the monthly amount from $50,962 to $38,038 through August 31, 2013.  Research and development expenses under this agreement for the fiscal years ended June 30, 2013, 2012 and 2011 aggregated U.S. $628,995, U.S. $573,368 and U.S. $622,872, respectively, and U.S. $7,778,296 for the cumulative period through June 30, 2013.  Future obligations to be paid under the agreement through August 31, 2013 equal approximately U.S. $76,076.

Supply and service agreements

Effective June 20, 2011, the Company entered into an agreement with Criterium, Inc. (“Criterium”) under which Criterium will provide monitoring, project and data management services in connection with the Company’s Phase 1b/2a clinical trial.   The agreement, as amended, has an initial term that commences on the date of the agreement and runs for a period of seventeen (17) months.  The Company’s remaining financial obligation under the agreement is estimated to be approximately $455,000.

Effective June 4, 2013, the Company entered into a clinical supply agreement with The University of Iowa (“Iowa”) under which Iowa will provide manufacturing, vialing and testing services for certain reagents that are used in SNS01-T.  The agreement will terminate upon delivery of the delivery of the reagents, which is estimated to be approximately six months.  The Company’s remaining financial obligation under the agreement is approximately $156,000.

Consulting and other Agreements

Effective May 1, 1999, the Company entered into a consulting agreement for research and development with Dr. John Thompson.  The agreement was renewed for an additional one-year term through June 30, 2014.  Future obligations to be paid under the agreement equal $67,500.

The Company is obligated under a non-cancelable operating lease of office space expiring on May 31, 2014.  The aggregate minimum future payments are $63,261. Rent expense charged to operations aggregated $69,538, $69,174, $88,766 and $984,270 for the fiscal years ended June 30, 2013, 2012, 2011, and from inception through June 30, 2013, respectively.

Collaborative Arrangements	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangements
13.  Collaborative Arrangements:

On May 14, 1999, the Company entered into an agreement (the "Collaboration") with an Israeli partnership that is engaged in the worldwide marketing of tissue culture plants.  The purpose of the Collaboration is to develop enhanced banana plants which will result in banana fruit with improved consumer- and grower-driven traits. The program had been performed as a joint collaboration whereby the Company paid for 50% of the research costs of the program.

In July 1999, the Collaboration applied for and received a conditional grant from the Israel - United States Binational Research and Development Foundation (the "BIRD Foundation").  This agreement, as amended, allowed the Collaboration to receive $340,000 over a five-year period ending May 31, 2004.  Grants received from the BIRD Foundation will be paid back only upon the commercial success of the Collaborations technology, as defined.  The Company has received a total of $99,728, all of which was received prior to the fiscal years ended June 30, 2013, June 30, 2012 and June 30, 2011.

Effective December 22, 2011, the Company re-structured the Collaboration with the Israeli partnership to reflect the priorities of both Companies.  The new agreement is an amendment to the original research and development agreement, dated May 14, 1999, that provided the Israeli company access to the Company’s proprietary technology enabling the two Companies to engage in a jointly-funded research and development program relating to the development and production of banana plants with improved traits. The new agreement re-structures the collaboration from a cost and profit sharing arrangement to a license agreement, which provides the Company with a mid- to upper-single digit royalty on incremental revenue as defined in the agreement, from the sale of the Israeli company’s banana seedling products containing the Company’s technology without any future payments by the Company for the costs of development and commercialization.  If a product, which incorporates the Company’s technology, is commercialized by the Israeli partnership, the royalties will be payable from first commercial sale for the longer of ten (10) years or the expiration of the last valid patent on a country-by-country basis.

The Company's portion of the expenses of the collaboration approximated $0, $100,000 and $205,000 for the fiscal years ended June 30, 2013, 2012 and 2011, respectively, and is included in research and development expenses.

Grant Income	12 Months Ended
Jun. 30, 2013
Grant Income [Abstract]
Grant Income
14.   Grant Income:

On October 29, 2010, the Company was approved for a grant in the amount of $244,479 in connection with the Qualified Therapeutic Discovery Project, which is Section 48D of the Internal Revenue Code.  The funds were granted in connection with the Company’s program for the use of its lead therapeutic candidate, SNS01-T, in multiple myeloma.

Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

15.  Supplemental Cash Flow Information:

				Cumulative
	Fiscal Year Ended June 30,			Amounts from
	2013	2012	2011	Inception

Supplemental disclosure of non-cash transactions:
Conversion of convertible note into common stock	$-	$-	$-	$10,000,000
Conversion of bridge notes into common stock	-	-	-	534,316
Conversion of preferred stock into common stock	202,808	11,783	136,644	421,922
Allocation of common stock proceeds to warrants	459,000	-	-	459,000
Allocation of preferred stock proceeds to warrants and beneficial conversion feature	-	1,076,355	360,733	8,526,135
Allocation of convertible debt proceeds to warrants and beneficial conversion feature	-	-	-	9,340,000
Warrants issued for financing costs	-	-	-	690,984
Issuance of common stock for interest payments on convertible notes	-	-	-	2,003,386
Issuance of common stock for dividend payments on preferred stock	591,321	557,153	2,155,315	4,213,264
Issuance of common stock in settlement of accounts payable	-	-	-	175,000
Dividends accrued on preferred stock	20,000	114,474	122,252	20,000
Supplemental disclosure of cash flow information:
Cash paid for interest	122,454	134,549	110,649	494,137

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements include the accounts of Senesco Technologies, Inc. and its wholly owned subsidiary, Senesco, Inc.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates and Judgments
Management Estimates and Judgments

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  The critical accounting policies that require management's most significant estimate and judgment are the assessment of the recoverability of intangible assets, the variables and method used to calculate stock-based compensation and warrant liabilities, and the valuation allowance on deferred tax assets.  Actual results experienced by the Company may differ from management's estimates.

Cash and Cash Equivalents and Short-Term Investments
Cash and Cash Equivalents and Short-Term Investments

The Company considers all highly liquid instruments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits that are readily convertible into cash.

Fair Value Measurements
Fair Value Measurements

ASC Topic 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value and expands the related disclosure requirements. The guidance applies under other accounting pronouncements that require or permit fair value measurements. The statement indicates, among other things, that a fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  ASC 820 defines fair value based upon an exit price model.

The Company categorizes its financial instruments into a three-level fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets recorded at fair value on the Company’s consolidated balance sheets are categorized as follows:

·             Level 1: Observable inputs such as quoted prices in active markets;
·             Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
·             Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The fair value of the warrant liabilities is based on the Black-Scholes Merton and Modified Black-Scholes Merton option pricing models (“Black-Scholes model”) (Level 3). (See note 8).

The carrying value of prepaid research supplies and expenses, accounts payable, accrued expenses, and line of credit reported in the consolidated balance sheets equal or approximate fair value due to their short maturities.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company maintains its cash primarily in investment accounts within one large financial institution. The Federal Deposit Insurance Corporation insures these balances up to $250,000 per bank. The Company has not experienced any losses on its bank deposits and believes these deposits do not expose the Company to any significant credit risk.

Prepaid Research Services and Supplies
Prepaid Research Services and Supplies

Prepaid research services and supplies are carried at cost and are included in prepaid expenses and other current assets on the accompanying consolidated balance sheet.  When such services are performed and supplies are used, the carrying value of the supplies are expensed in the period that they are performed or used for the development of proprietary applications and processes.

Equipment, Furniture and Fixtures, Net
Equipment, Furniture and Fixtures, Net

Equipment, furniture and fixtures are recorded at cost. Depreciation is calculated on a straight-line basis over four years for equipment and seven years for furniture and fixtures. Expenditures for major renewals and improvements are capitalized, and expenditures for maintenance and repairs are charged to operations as incurred. (See note 4).

Intangibles, Net
Intangibles, Net

The Company conducts research and development activities, the cost of which is expensed as incurred, in order to generate patents that can be licensed to third parties in exchange for license fees and royalties.  Because the patents are the basis of the Company’s future revenue, the patent costs are capitalized.   The capitalized patent costs represent the outside legal fees incurred by the Company to submit and undertake all necessary efforts to have such patent applications issued as patents.

The length of time that it takes for an initial patent application to be approved is generally between four to six years.  However, due to the unique nature of each patent application, the actual length of time may vary.  If a patent application is denied, the associated cost of that application would be written off.  However, the Company has not had any patent applications denied as of June 30, 2013.  Additionally, should a patent application become impaired during the application process, the Company would write down or write off the associated cost of that patent application.

Issued patents and agricultural patent applications pending are being amortized over a period of 17 years from inception, the expected economic life of the patent. (See note 5).

Impairment of Long-lived Assets
Impairment of Long-lived Assets

The Company assesses the impairment in value of intangible assets whenever events or circumstances indicate that their carrying value may not be recoverable.  Factors the Company considers important which could trigger an impairment review include the following:

·      significant negative industry trends;
·      significant underutilization of the assets;
·      significant changes in how the Company uses the assets or its plans for their use; and
·      changes in technology and the appearance of competing technology.

If a triggering event occurs and if the Company's review determines that the future discounted cash flows related to the groups, including these assets, will not be sufficient to recover their carrying value, the Company will reduce the carrying values of these assets down to its estimate of fair value and continue amortizing them over their remaining useful lives.  To date, except for certain patents and patents pending that the Company abandoned during the fiscal years ended June 30, 2013, 2012 and 2011, the Company has not recorded any impairment of intangible assets.  During the fiscal years ended June 30, 2013, 2012 and 2011, in order to reduce its cost of patent prosecution and maintenance, the Company reviewed its patent portfolio and identified several patents and patent applications that it believed it no longer needed to maintain without having a material impact on the patent portfolio.  Accordingly, during the fiscal years ended June 30, 2013, 2012 and 2011, the Company wrote off patent costs in the net amount of $64,210, $321,137 and $1,588,087, respectively.

Net Loss per Common Share

Net Loss per Common Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares of Common Stock that would have been outstanding if the potential shares of Common Stock had been issued and if the additional shares of Common Stock were dilutive.

For all periods presented, basic and diluted loss per share are the same, as any additional Common Stock equivalents would be anti-dilutive. Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	June 30,
	2013	2012	2011
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314

Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540

Income Taxes
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The asset and liability method requires that deferred tax assets and liabilities be recorded without consideration as to their realizability. The deferred tax asset primarily includes net operating loss carryforwards. The portion of any deferred tax asset for which it is more likely than not that a tax benefit will not be realized must then be offset by recording a valuation allowance. A valuation allowance has been established against all of the deferred tax assets as it is more likely than not that these assets will not be realized given the history of operating losses.

While the Company believes that its tax positions are fully supportable, there is a risk that certain positions could be challenged successfully.  In these instances, the Company looks to establish reserves.  If the Company determined that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, the Company would recognize the benefit.  The Company measures the benefit by determining the amount that has a likelihood greater than 50% of being realized upon settlement.  The Company presumes that all tax positions will be examined by a taxing authority with full knowledge of all relevant information.   The Company regularly monitors its tax positions, tax assets and tax liabilities.  The Company reevaluates the technical merits of its tax positions and would recognize an uncertain tax benefit or derecognize a previously recorded tax benefit when (i) there is a completion of a tax audit, (ii) there is a change in applicable tax law including a tax case or legislative guidance, or (iii) there is an expiration of the statute of limitations.  Significant judgment is required in accounting for tax reserves.  As of June 30, 2013, the Company determined that it had no liability for uncertain income taxes. The Company’s policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense.  The Company’s tax returns for periods prior to the fiscal year ended June 30, 2010 are no longer open for examination. (See note 11).

Revenue Recognition
Revenue Recognition

The Company has received certain nonrefundable upfront fees in exchange for the transfer of its technology to licensees.  Upon delivery of the technology, the Company had no further obligations to the licensee with respect to the basic technology transferred and, accordingly, recognized revenue at that time.  The Company has and may continue to receive additional payments from its licensees in the event such licensees achieve certain development or commercialization milestones in their particular field of use.  Milestone payments, which are contingent upon the achievement of certain research goals, are recognized as revenue when the milestones, as defined in the particular agreement, are achieved.

Stock-based Payments

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC Topic 718, Compensation-Stock Compensation  (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. The Company estimates forfeitures at the time of grant and revises its estimate in subsequent periods if actual forfeitures differ from those estimates.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees   (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Any stock options issued to non-employees are recorded as an expense and additional paid-in capital in stockholders’ equity over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

The following table sets forth the total stock-based compensation expense and issuance of Common Stock for services included in the consolidated statements of operations for the fiscal years ended June 30, 2013, 2012 and 2011 and from inception to date.

	Fiscal Year Ended June 30,			Cummulative
	2013	2012	2011	From Inception
General and administrative	$639,828	$721,197	$709,207	$11,234,942
Research and development	84,865	44,807	41,159	1,649,504

Total	$724,693	$766,004	$750,366	$12,884,446

The Company estimated the fair value of each option grant throughout the year using the Black-Scholes option-pricing model using the following assumptions:

Fiscal Year Ended June 30,
	2013	2012	2011

Risk-free interest rate (1)	0.3-0.8%	0.4-1.9%	1.3-2.9%
Expected volatility	67-102%	78-105%	103-104%
Dividend yield	None	None	None
Expected life (2)	2.5 - 10.0	2.5 - 10.0	5.0 - 10.0

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)   Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.

The economic values of the options will depend on the future price of the Company's Common Stock which cannot be forecast with reasonable accuracy.

Research and Development	Research and Development Research and development costs are expensed as incurred.
Recent Accounting Pronouncements Applicable to the Company
Recent Accounting Pronouncements Applicable to the Company

The Company does not believe that the following recent accounting pronouncements or any other recently issued, but not yet effective accounting standards will have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Effective July 1, 2012, the Company adopted Financial Accounting Standards Board’s (“FASB”) ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income and ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-5 . In these updates, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption of ASU Nos. 2011-05 and 2011-12 did not have a material impact on the Company’s consolidated financial statements. The Company has presented comprehensive loss in the accompanying consolidated statements of operations and comprehensive loss.

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  ASU No. 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements, however, it does require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amounts are required to be reclassified in their entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance will be effective for reporting periods beginning after December 15, 2012, which will be the Company’s fiscal year 2014 (or July 1, 2013). The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Reclassifications
Reclassifications

Certain accounts in the prior year financial statements have been reclassified, for comparative purposes, in order to conform with the presentation in the current year financial statements. These reclassifications have no effect on the previously reported net loss.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Calculation of the weighted average number of dilutive shares of Common stock

Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	June 30,
	2013	2012	2011
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314

Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540

Stock-Based Compensation Expense and Issuance of Common Stock for Services Included in Consolidated Statements of Operations

The following table sets forth the total stock-based compensation expense and issuance of Common Stock for services included in the consolidated statements of operations for the fiscal years ended June 30, 2013, 2012 and 2011 and from inception to date.

	Fiscal Year Ended June 30,			Cummulative
	2013	2012	2011	From Inception
General and administrative	$639,828	$721,197	$709,207	$11,234,942
Research and development	84,865	44,807	41,159	1,649,504

Total	$724,693	$766,004	$750,366	$12,884,446

Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Each Warrant and Option Grant

The Company estimated the fair value of each option grant throughout the year using the Black-Scholes option-pricing model using the following assumptions:

Fiscal Year Ended June 30,
	2013	2012	2011

Risk-free interest rate (1)	0.3-0.8%	0.4-1.9%	1.3-2.9%
Expected volatility	67-102%	78-105%	103-104%
Dividend yield	None	None	None
Expected life (2)	2.5 - 10.0	2.5 - 10.0	5.0 - 10.0

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)   Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Carried at Fair Value Measured on Recurring Basis

The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2013 and 2012:

	Carrying	Fair Value Measurement at June 30, 2013
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,294	$1,602,294	$-	$-

	Carrying	Fair Value Measurement at June 30, 2012
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2,001,325	$2,001,325	$-	$-

Liabilities:
Warrant liabilities	$238,796	$-	$-	$238,796

Changes in Fair Value of Level Three Financial Instruments

The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments:

	Fiscal Year ended June 30,
	2013	2012
Beginning Balance	$238,796	$711,259
Issuance of common stock warrants	459,000	-
Change in fair value of warrant liabilities, net	(371,591)	(472,463)
Reclassification to equity due to exchange of common stock warrants into common stock	(326,205)	-
Ending Balance	$-	$238,796

Equipment, Furniture and Fixtures (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Equipment, Furniture and Fixtures

Equipment, Furniture and Fixtures consist of the following:

	June 30,
	2013	2012
Equipment	$32,334	$31,053
Furniture and fixtures	67,674	67,674
	100,008	98,727
Less-Accumulated depreciation	(95,453)	(92,870)
	$4,555	$5,857

Intangible assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consist of the following:

	June 30,
	2013	2012
Patents approved	$2,665,436	$2,209,286
Patents pending	1,919,360	1,912,526
	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
	$3,566,497	$3,393,992

Estimated Amortization Expense

Estimated amortization expense for the next five fiscal years is as follows:
Fiscal Year ended June 30,
2014	$300,000
2015	300,000
2016	300,000
2017	300,000
2018	300,000

Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses were comprised of the following:
	June 30,
	2013	2012
Accrued research	$210,696	$113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
	$387,540	$369,695

Warrant Liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Stock Warrants [Abstract]
Assumption Used to Value Warrants

The assumptions used to value the warrants were as follows:

	June 30, 2013	June 30, 2012
Warrants issued on December 20, 2007
Estimated life in years	-	0.50
Risk-free interest rate (1)	-	0.15%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$0.33-$0.36
Range of estimated probabilities	-	10% - 50%

Warrants issued on June 30, 2008
Estimated life in years	-	1.00
Risk-free interest rate (1)	-	0.21%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$0.33-$0.36
Range of estimated probabilities	-	10% - 50%

Warrants issued on April 1, 2010
Estimated life in years	1.75	2.75
Risk-free interest rate (1)	0.36%	0.39%
Volatility	72%	78%
Dividend paid	None	None
Estimated probability of a fundamental transaction	50%	15%

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.

Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Allocated Gross Proceeds of Offering

The Company allocated the gross proceeds of the offering as follows:

	Series A	Series B
	Convertible	Convertible
	Preferred Stock	Preferred Stock	Total
Total gross proceeds	$10,297,000	$1,200,000	$11,497,000
Allocated to warrants	(1,530,070)	(228,938)	(1,759,008)
Allocated to Convertible Preferred Stock	$8,766,930	$971,062	$9,737,992

Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	7,269,172	$1.13	$0.29 - 4.00
Granted	4,579,142	0.26	0.26 - 0.32
Exercised	-	-	-
Cancelled	-	-	-
Expired	(500,000)	1.14	0.99 - 2.25
Outstanding, June 30, 2011	11,348,314	0.78	0.26 - 4.00
Granted	5,274,428	0.23	0.20 - 0.26
Exercised	-	-	-
Cancelled	-	-	-
Expired	(975,000)	2.32	1.50 - 4.00
Outstanding, June 30, 2012	15,647,742	0.50	0.20 - 3.45
Granted	8,966,978	0.14	0.04 - 0.18
Exercised	-	-	-
Cancelled	(1,152,450)	0.23	0.23
Expired	(287,500)	2.02	1.09 - 2.35
Outstanding, June 30, 2013	23,174,770	$0.35	$0.04 - 3.45

Options exercisable at June 30, 2013	16,612,179	$0.41
Options exercisable at June 30, 2012	10,101,055	$0.62
Options exercisable at June 30, 2011	7,274,422	$1.04

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$0.11
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$0.17
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$0.33

Non-vested Stock Option Activity

Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	5,546,687	$0.25
Granted	8,966,978	0.11
Vested	(6,798,624)	0.13
Forfeited	(1,152,450)	0.18
Non-vested stock options at June 30, 2013	6,562,591	$0.16

Total Outstanding Warrants

Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$3.45	15,000
$3.15	20,000
$1.40	5,000
$1.08	2,500
$0.60	2,770,850
$0.35	19,745,313
$0.32	300,000
$0.29	4,926,949
$0.26	5,000
$0.01	525,000
28,315,612

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Effective Income Tax Rate to Federal Statutory Rate

The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	June 30,
	2013	2012	2011
Federal income tax provision at statutory rate	(34.0)%	(34.0)%	(34.0)%
Fair value - warrant liability	(2.0)%	(3.2)%	(2.8)%
Loss on settlement of warrant liabilities	1.0%	-	-
Other	(4.0)%	(0.6)%	(1.9)%
Change in valuation allowance	39.0%	37.8%	38.7%

Actual income tax provision (benefit) effective tax rate	-%	-%	-%

Deferred Income Tax Assets

The principal components of deferred income tax assets consists of the following:

	June 30,
	2013	2012
Net operating loss carryforwards	$19,269,000	$17,738,000
Stock-based compensation	2,507,000	2,243,000
Other	44,000	(42,000)
	21,820,000	19,939,000
Valuation allowance	(21,820,000)	(19,939,000)
Net deferred tax asset	$-	$-

Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow Supplemental Disclosures

				Cumulative
	Fiscal Year Ended June 30,			Amounts from
	2013	2012	2011	Inception

Supplemental disclosure of non-cash transactions:
Conversion of convertible note into common stock	$-	$-	$-	$10,000,000
Conversion of bridge notes into common stock	-	-	-	534,316
Conversion of preferred stock into common stock	202,808	11,783	136,644	421,922
Allocation of common stock proceeds to warrants	459,000	-	-	459,000
Allocation of preferred stock proceeds to warrants and beneficial conversion feature	-	1,076,355	360,733	8,526,135
Allocation of convertible debt proceeds to warrants and beneficial conversion feature	-	-	-	9,340,000
Warrants issued for financing costs	-	-	-	690,984
Issuance of common stock for interest payments on convertible notes	-	-	-	2,003,386
Issuance of common stock for dividend payments on preferred stock	591,321	557,153	2,155,315	4,213,264
Issuance of common stock in settlement of accounts payable	-	-	-	175,000
Dividends accrued on preferred stock	20,000	114,474	122,252	20,000
Supplemental disclosure of cash flow information:
Cash paid for interest	122,454	134,549	110,649	494,137

Principal Business Activity - Additional Information (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 1998
Stockholders Equity Note [Line Items]
Deficit accumulated during the development stage	$ 74,425,835	$ 67,440,295
Cash and cash equivalents	$ 1,602,294	$ 2,001,325	$ 3,609,954	$ 8,026,296	$ 0

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Federal Deposit Insurance Corporation Insurance Limit Per Bank	$ 250,000			$ 250,000
Issued patents and agricultural patent applications pending amortization period	17 years
Write-off of patents abandoned	$ 64,210	$ 321,137	$ 1,588,087	$ 1,973,434
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period of all highly liquid instruments at the time of purchase to be cash equivalents (in days)	90
Minimum
Summary Of Significant Accounting Policies [Line Items]
Deferred tax asset benefit, likelihood of being realized upon settlement	50.00%

Calculation of Weighted Average Number of Dilutive Shares of Common Stock (Detail)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314
Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540

Stock-Based Compensation Expense and Issuance of Common Stock for Services Included in Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	$ 724,693	$ 766,004	$ 750,366	$ 12,884,446
General and Administrative
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	639,828	721,197	709,207	11,234,942
Research and Development
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	$ 84,865	$ 44,807	$ 41,159	$ 1,649,504

Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Each Warrant and Option Grant (Detail)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Risk-free interest rate, minimum	0.30%	[1]	0.40%	[1]	1.30%	[1]
Risk-free interest rate, maximum	0.80%	[1]	1.90%	[1]	2.90%	[1]
Expected volatility, minimum	67.00%		78.00%		103.00%
Expected volatility, maximum	102.00%		105.00%		104.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life	10 years	[2]	10 years	[2]	10 years	[2]
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life	2 years 6 months	[2]	2 years 6 months	[2]	5 years	[2]

[1]	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
[2]	Expected life for employee based stock options was estimated using the ���simplified��� method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.

Assets and Liabilities at Fair Value Measured on Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 1,602,294	$ 2,001,325
Warrant Liabilities	0	238,796
Level 1 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	1,602,294	2,001,325
Warrant Liabilities, Fair Value		0
Level 2 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Warrant Liabilities, Fair Value		0
Level 3 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Warrant Liabilities, Fair Value		$ 238,796

Changes in Fair Value of Level Three Financial Instruments (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 238,796	$ 711,259
Issuance of common stock warrants	459,000	0
Change in fair value of warrant liabilities, net	(371,591)	(472,463)
Reclassification to equity due to exchange of common stock warrants into common stock	(326,205)	0
Ending Balance	$ 0	$ 238,796

Equipment, Furniture and Fixtures - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,583	$ 2,386	$ 2,798	$ 181,392

Equipment, Furniture and Fixtures (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	$ 100,008	$ 98,727
Less-Accumulated depreciation	(95,453)	(92,870)
Equipment, furniture and fixtures, net	4,555	5,857
Equipment
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	32,334	31,053
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	$ 67,674	$ 67,674

Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Legal fees related to prosecution of patent costs	$ 527,761	$ 446,035
Write-off of patents abandoned	64,210	321,137	1,588,087	1,973,434
Amortization of Intangible Assets	$ 291,046	$ 255,637	$ 140,476	$ 1,212,542

Intangible Assets (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets [Line Items]
Patents approved	$ 2,665,436	$ 2,209,286
Patents pending	1,919,360	1,912,526
Finite-Lived Intangible Assets, Gross, Total	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
Finite-Lived Intangible Assets, Net, Total	$ 3,566,497	$ 3,393,992

Estimated Amortization Expense (Detail) (USD $)	Jun. 30, 2013
Intangible Assets [Line Items]
Estimated amortization expense , 2014	$ 300,000
Estimated amortization expense , 2015	300,000
Estimated amortization expense , 2016	300,000
Estimated amortization expense , 2017	300,000
Estimated amortization expense , 2018	$ 300,000

Accrued Expenses (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Accrued research	$ 210,696	$ 113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
Accrued expenses	$ 387,540	$ 369,695

Line of Credit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 17, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000,000
Line of credit facility, interest rate	3.75%
Line of credit facility, spread over base rate	2.00%
Line of credit facility, interest rate description	Line of Credit accrue interest at an annual rate of (i) the broker rate in effect at the interest date (which was 3.75% at June 30, 2013), plus (ii) 2.0%. There are no other conditions or fees associated with the Line of Credit
Line of credit, outstanding amount		2,187,082	2,199,108
Interest expense under Line of Credit		$ 122,453	$ 134,549	$ 110,649

Warrant Liabilities - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	75.00%
Shares of common stock issued in exchange for warrants	36,902,192			36,902,192
Number of warrants exchanged	39,687,500
Reclassification of warrant liability	$ 326,205		$ 1,173,296
Loss on settlement of warrant liabilities	1,724,546	0	0	1,724,546
Change in fair value of warrant liability	371,591	472,463	609,239	8,701,721
Aggregate warrant included in fair value of warrant liability, shares	28,315,612			28,315,612
Adjustment Of Warrants Granted For Services	$ 0	$ 0	$ 115,869	$ 115,869
Exercise Price Of Warrants			$ 0.32
Fair value - warrant liability
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares	8,767,188	21,307,814		8,767,188
Warrants Exercise Price Amendments
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares			22,641,665
Exercise Price Of Warrants			$ 0.5
Per Occurrence | Minimum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	10.00%
Per Occurrence | Maximum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	25.00%
Black Scholes Option Pricing Model
Class of Warrant or Right [Line Items]
Weighted average probability of exercisability of warrants	50.00%	15.00%	15.00%	50.00%

Assumptions used to Value Warrants (Detail) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Warrants issued on December 20, 2007
Class of Warrant or Right [Line Items]
Estimated life in years	0 years		6 months
Risk-free interest rate	0.00%	[1]	0.15%	[1]
Volatility	0.00%		75.00%
Dividend paid	$ 0
Range of Estimated strike prices	$ 0
Range of Estimated probabilities	0.00%
Warrants issued on December 20, 2007 | Minimum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			0.33
Range of Estimated probabilities			10.00%
Warrants issued on December 20, 2007 | Maximum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			0.36
Range of Estimated probabilities			50.00%
Warrants issued on June 30, 2008
Class of Warrant or Right [Line Items]
Estimated life in years	0 years		1 year
Risk-free interest rate	0.00%	[1]	0.21%	[1]
Volatility	0.00%		75.00%
Dividend paid	0
Range of Estimated strike prices	$ 0
Range of Estimated probabilities	0.00%
Warrants issued on June 30, 2008 | Minimum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			0.33
Range of Estimated probabilities			10.00%
Warrants issued on June 30, 2008 | Maximum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			0.36
Range of Estimated probabilities			50.00%
Warrants issued on April 1, 2010
Class of Warrant or Right [Line Items]
Estimated life in years	1 year 9 months		2 years 9 months
Risk-free interest rate	0.36%	[1]	0.39%	[1]
Volatility	72.00%		78.00%
Dividend paid
Range of Estimated probabilities	50.00%		15.00%

[1]	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						180 Months Ended														1 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended											180 Months Ended													0 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 24, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2007	Jun. 30, 2005	Jun. 30, 2013	May 09, 2013	Jan. 04, 2013	Jan. 06, 2012	Jul. 18, 2011	Dec. 27, 2010	Mar. 25, 2013 After Approval	Dec. 14, 2011 After Approval	May 25, 2010 After Approval	Sep. 22, 2009 After Approval	Mar. 25, 2013 Before Approval	Dec. 14, 2011 Before Approval	May 25, 2010 Before Approval	Sep. 22, 2009 Before Approval	May 09, 2013 Placement Agent	Jan. 04, 2013 Placement Agent	Jan. 06, 2012 Placement Agent	May 09, 2013 Public Placement	Mar. 01, 2012 Public Placement	Jan. 06, 2012 Public Placement	Jun. 30, 2013 Series A Warrant Member Scenario 1	Aug. 08, 2012 Warrant Exchange Agreements	Jun. 24, 2013 Common stock	Jun. 30, 2013 Common stock	Jun. 30, 2012 Common stock	Jun. 30, 2011 Common stock	Jun. 30, 2010 Common stock	Jun. 30, 2009 Common stock	Jun. 30, 2008 Common stock	Aug. 08, 2012 Common stock Warrant Exchange Agreements	Aug. 08, 2012 Common stock Warrant Exchange Agreements Director	Jun. 30, 2013 Preferred Stock	Jun. 30, 2012 Preferred Stock	Jun. 30, 2011 Preferred Stock	Jan. 04, 2013 Capital in Excess of Par Value	Jan. 06, 2012 Capital in Excess of Par Value	Jul. 18, 2011 Capital in Excess of Par Value	Dec. 27, 2010 Capital in Excess of Par Value	Jun. 30, 2013 Capital in Excess of Par Value	Jun. 30, 2012 Capital in Excess of Par Value	Jun. 30, 2011 Capital in Excess of Par Value	Jun. 30, 2010 Capital in Excess of Par Value	Jun. 30, 2013 Deficit Accumulated During the Development Stage	Jun. 30, 2012 Deficit Accumulated During the Development Stage	Jun. 30, 2011 Deficit Accumulated During the Development Stage	Jun. 30, 2010 Deficit Accumulated During the Development Stage	Jun. 30, 2013 At Market Issuance Sales Agreement	Jun. 30, 2012 At Market Issuance Sales Agreement	Jun. 30, 2011 At Market Issuance Sales Agreement	Jun. 30, 2013 At Market Issuance Sales Agreement	Dec. 22, 2010 Maximum	Jun. 30, 2013 Maximum Series A Warrant Member	May 09, 2013 Maximum Preferred Stock	Jan. 04, 2013 Maximum Preferred Stock	Jan. 06, 2012 Maximum Preferred Stock	Jul. 18, 2011 Maximum Preferred Stock	Dec. 27, 2010 Maximum Preferred Stock	May 09, 2013 Minimum Preferred Stock	Jan. 04, 2013 Minimum Preferred Stock	Jan. 06, 2012 Minimum Preferred Stock	Jul. 18, 2011 Minimum Preferred Stock	Dec. 27, 2010 Minimum Preferred Stock	Apr. 01, 2010 Series A Preferred Stock	Jun. 24, 2013 Series A Preferred Stock	Apr. 01, 2010 Series A Preferred Stock	Jun. 30, 2010 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Apr. 01, 2010 Series A Preferred Stock Black Scholes Option Pricing Model	Aug. 08, 2012 Series A Preferred Stock Warrant Exchange Agreements	Jun. 24, 2013 Series A Preferred Stock Warrant Exchange Agreements	Jun. 02, 2010 Series B Preferred Stock	Apr. 01, 2010 Series B Preferred Stock	Jun. 30, 2010 Series B Preferred Stock	Jun. 30, 2013 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Aug. 08, 2012 Series B Preferred Stock Warrant Exchange Agreements Director	Jun. 30, 2012 Convertible Preferred Stock	Jun. 30, 2013 Convertible Preferred Stock	May 09, 2013 Convertible Preferred Stock	Jan. 04, 2013 Convertible Preferred Stock	Jan. 06, 2012 Convertible Preferred Stock	Jul. 18, 2011 Convertible Preferred Stock	Jun. 30, 2011 Convertible Preferred Stock	Dec. 27, 2010 Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued																																																																						10,297		10,297		10,297	10,297				1,200			1,200	1,200
Proceeds from issuance of preferred stock and warrants, net		$ 0	$ 0	$ 0	$ 10,754,841			$ 10,754,841															$ 459,000
Shares issued upon conversion					35,928,125				33,333
Preferred stock, stated value		$ 1,000						$ 1,000
Preferred stock, dividend rate		10.00%
Preferred stock, dividend payment term		If the dividends are paid in shares of Common Stock, such shares will be priced at the lower of 90% of the average volume weighted-average price for the 20 trading days immediately preceding the payment date or $0.224. The dividends were subject to a 30% make whole provision.
Stock conversion price																																							$ 0.32																					$ 0.1	$ 0.26	$ 0.27	$ 0.3	$ 0.32	$ 0.03	$ 0.1	$ 0.26	$ 0.27	$ 0.3
Conversion of stock, Description																																							The conversion price is subject to adjustment if the Company sells or grants any Common Stock or Common Stock equivalents, subject to certain exclusions, at an effective price per share that is lower than the conversion price of the Convertible Preferred Stock. After 18 months from the date of issuance of the Convertible Preferred Stock, if the Companys Common Stock trades above $0.80 for 20 out of 30 consecutive trading days, the Convertible Preferred Stock will no longer be subject to adjustment.
Preferred stock, outstanding																																																																										800	3,379			800				0	1,200		4,579	800	965	995	4,845	4,860	4,890	5,325
Additional common stock shares issuable									23,216,667	6,123,077	690,171	1,800,000	1,109,375
Deemed dividend - Preferred Stock		0	0	0	0																										0	0	0	0								125,260	298,355	778,000	360,733	366,151	1,076,355	360,733	5,330,039	(366,151)	(1,076,355)	(360,733)	(5,330,039)
Common stock and warrant coverage, per unit						$ 1.135	$ 2.11																	$ 0.26	$ 0.03
Common stock issued at conversion of preferred stock, shares	135																													5,625,000	20,284,615	1,178,633	13,668,750		50,000	555,556	9,169,231	4,615,385	3,779	311	4,345																														135						2,384							1,200
Issuance of common stock in lieu of cash payment for dividends, shares	1,125,000																														3,719,635	2,321,877	7,912,266
Issuance of common stock in lieu of cash payment for dividends																																																		591,321	557,150	2,277,567
Dividends accrued on preferred stock		20,000	114,474	122,252				20,000																																																																													20,000
Exercise price of warrants		0.35						0.35															0.12																																															0.35		0.35
Beneficial ownership percentage																												9.99%																															4.99%
Notice period to increase ownership percentage																												60 days
Number of warrants exchanged		39,687,500																											17,262,500
Shares of common stock issued in exchange for warrants		36,902,192						36,902,192																					6,902,192
Fair value of beneficial conversion feature		15,068,031
Beneficial conversion feature, intrinsic value		5,330,039
Warrant issued to purchase common stock																																																																						1,079,688
Warrant liability																																																																												51,339
Common stock, shares authorized		500,000,000	500,000,000					500,000,000						500,000,000	350,000,000	250,000,000	120,000,000	350,000,000	250,000,000	120,000,000	100,000,000
Common stock issuable value																																																										5,500,000
Stock issued during period, value			3,371,681	1,853,419																		1,255,000										128,423	59,114														3,243,258	1,794,305			0	0		100,570	509,670	1,853,421	2,463,661
Stock issued during period, shares	1,125,000																					41,833,335	30,000,000									12,842,296	5,911,457																					353,895	1,834,557	5,911,457	8,099,909
Gross Proceeds from sale of common stock																										2,862,012	2,862,012
Gross Proceeds from sale of common stock, shares																										11,007,738	11,007,738
Warrant coverage																										50.00%	50.00%
Exercise price of warrant																											0.286
Proceeds from issuance of preferred stock preference stock and warrants					11,497,000																		3,000,000																																																	10,297,000	10,297,000							1,200,000	1,200,000
Cash closing cost																																																																															742,159
Class of warrant or right number of securities called by each warrant or right																							30,000,000
Share Price																						$ 0.03	$ 0.1
Offering expenses related to issue of warrants and common stock																						153,318	151,202
Proceeds from sale of warrants and common stock																						$ 1,101,682	$ 2,848,798
Offer closing date																						2013-05-10	2013-01-08

Allocated Gross Proceeds of Offering (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 01, 2010	Jun. 30, 2010
Preferred Stock [Line Items]
Total gross proceeds		$ 11,497,000
Allocated to warrants		(1,759,008)
Allocated to Convertible Preferred Stock		9,737,992
Series A Preferred Stock
Preferred Stock [Line Items]
Total gross proceeds	10,297,000	10,297,000
Allocated to warrants		(1,530,070)
Allocated to Convertible Preferred Stock		8,766,930
Series B Preferred Stock
Preferred Stock [Line Items]
Total gross proceeds	1,200,000	1,200,000
Allocated to warrants		(228,938)
Allocated to Convertible Preferred Stock		$ 971,062

Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended			12 Months Ended										12 Months Ended
	Nov. 16, 2012	Jun. 30, 2013	Jun. 30, 2013 Exercisable Warrants Expiring at Various Dates through 2017	Apr. 08, 2013 Warrant Exchange Agreements	Aug. 08, 2012 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements Subsequently Reset	Apr. 08, 2013 Warrant Exchange Agreements Subsequently Reset	Jun. 30, 2011 Long Term Incentive Plan	Jan. 01, 2013 2008 Incentive Compensation Plan	Jan. 01, 2012 2008 Incentive Compensation Plan	Mar. 11, 2011 2008 Incentive Compensation Plan	May 25, 2010 2008 Incentive Compensation Plan	Feb. 19, 2009 2008 Incentive Compensation Plan	Dec. 31, 2008 2008 Incentive Compensation Plan	Mar. 08, 2013 2008 Incentive Compensation Plan Amendment	Jan. 04, 2012 2008 Incentive Compensation Plan Amendment	Jun. 08, 2010 2008 Incentive Compensation Plan Amendment	Jun. 30, 2013 2008 Incentive Compensation Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding intrinsic value		$ 0
Option outstanding weighted average remaining term		7 years 7 months 6 days
Exercisable aggregate intrinsic value		0
Weighted average option exercisable remaining life		7 years 1 month 6 days
Shares available for future stock option grant		4,630,353
Stock based compensation expense related to stock options, not yet recognized		739,008
Stock based compensation expense related to stock options, not yet recognized, period of recognition		42 months
Options issued	3,705,000
Aggregate Black-Scholes value	489,060
Probability to achieve employee target goals		55.00%
Common stock reserved for issuance										865,763	2,210,257	23,005,003	11,137,200		5,137,200
Number of shares available for issuance, Percentage		15.00%
Annual Increase In Aggregate Number Of Shares Reserved For Future Issuance																			7,000,000
Registration of common stock under Stock Incentive Plan with SEC														6,137,200		865,763	2,210,257	5,000,000
Exercisable warrants, weighted-average exercise price		0.35	0.36	0.12	0.35	0.12	0.03	0.03
Number of warrants exchanged		39,687,500		30,000,000	17,262,500	30,000,000
Exchanged shares of common stock				30,000,000	6,902,192	30,000,000
Recognized share-based compensation expense									93,500
Unrecognized compensation expense									$ 374,000

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Aggregate Number of Stock Option
Beginning Balance	15,647,742	11,348,314	7,269,172
Granted	8,966,978	5,274,428	4,579,142
Exercised	0	0	0
Cancelled	(1,152,450)	0	0
Expired	(287,500)	(975,000)	(500,000)
Ending Balance	23,174,770	15,647,742	11,348,314
Options exercisable at end of Period	16,612,179	10,101,055	7,274,422
Weigthed average fair value of options granted during the year	$ 0.11	$ 0.17	$ 0.33
Weighted Average Exercise Price
Beginning Balance	$ 0.5	$ 0.78	$ 1.13
Granted	$ 0.14	$ 0.23	$ 0.26
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0.23	$ 0	$ 0
Expired	$ 2.02	$ 2.32	$ 1.14
Ending Balance	$ 0.35	$ 0.5	$ 0.78
Options exercisable at end of Period	$ 0.41	$ 0.62	$ 1.04
Exercise Price Range
Beginning Balance	$ 0.2	$ 0.26	$ 0.29
Granted	$ 0.04	$ 0.2	$ 0.26
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0	$ 0	$ 0
Expired	$ 1.09	$ 1.5	$ 0.99
Ending Balance	$ 0.04	$ 0.2	$ 0.26
Exercise Price Range
Beginning Balance	$ 3.45	$ 4	$ 4
Granted	$ 0.18	$ 0.26	$ 0.32
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0.23	$ 0	$ 0
Expired	$ 2.35	$ 4	$ 2.25
Ending Balance	$ 3.45	$ 3.45	$ 4

Non-vested stock option activity under Plan (Detail) (USD $)	12 Months Ended
Jun. 30, 2013
Number of Options
Beginning Balance	5,546,687
Granted	8,966,978
Vested	(6,798,624)
Forfeited	(1,152,450)
Ending Balance	6,562,591
Weighted-average Grant-Date Fair Value
Beginning Balance	$ 0.25
Granted	$ 0.11
Vested	$ 0.13
Forfeited	$ 0.18
Ending Balance	$ 0.16

Total Outstanding Warrants (Detail)	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Strike Price	0.35
Warrants outstanding	28,315,612
Exercise Price 1
Class of Warrant or Right [Line Items]
Strike Price	3.45
Warrants outstanding	15,000
Exercise Price 2
Class of Warrant or Right [Line Items]
Strike Price	3.15
Warrants outstanding	20,000
Exercise Price 3
Class of Warrant or Right [Line Items]
Strike Price	1.4
Warrants outstanding	5,000
Exercise Price 4
Class of Warrant or Right [Line Items]
Strike Price	1.08
Warrants outstanding	2,500
Exercise Price 5
Class of Warrant or Right [Line Items]
Strike Price	0.6
Warrants outstanding	2,770,850
Exercise Price 6
Class of Warrant or Right [Line Items]
Strike Price	0.35
Warrants outstanding	19,745,313
Exercise Price 7
Class of Warrant or Right [Line Items]
Strike Price	0.32
Warrants outstanding	300,000
Exercise Price 8
Class of Warrant or Right [Line Items]
Strike Price	0.29
Warrants outstanding	4,926,949
Exercise Price 9
Class of Warrant or Right [Line Items]
Strike Price	0.26
Warrants outstanding	5,000
Exercise Price 10
Class of Warrant or Right [Line Items]
Strike Price	0.01
Warrants outstanding	525,000

Income Taxes - Additional Information (Detail) (USD $)	Jun. 30, 2013
Federal
Income Tax [Line Items]
Net operating loss carryforwards	$ 49,277,000
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 41,910,000

Reconciliation of Effective Income Tax Rate to Federal Statutory Rate (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax provision at statutory rate	(34.00%)	(34.00%)	(34.00%)
Fair value - warrant liability	(2.00%)	(3.20%)	(2.80%)
Loss on settlement of warrant liabilities	1.00%	0.00%	0.00%
Other	(4.00%)	(0.60%)	(1.90%)
Change in valuation allowance	39.00%	37.80%	38.70%
Actual income tax provision (benefit) effective tax rate	0.00%	0.00%	0.00%

Deferred Income Tax Asset (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Deferred Tax Assets [Line Items]
Net operating loss carryforwards	$ 19,269,000	$ 17,738,000
Stock-based compensation	2,507,000	2,243,000
Other	44,000	(42,000)
Deferred Tax Assets, Gross, Total	21,820,000	19,939,000
Valuation allowance	(21,820,000)	(19,939,000)
Net deferred tax asset	$ 0	$ 0

Commitments - Additional Information (Detail)	12 Months Ended			180 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				180 Months Ended	3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 20, 2011 Supply Commitment Arrangement USD ($)	Jun. 04, 2013 Supply Commitment Arrangement USD ($)	May 01, 1999 Consulting Services USD ($)	Sep. 01, 2011 Research and Development Arrangement CAD	Jun. 30, 2013 Research and Development Arrangement USD ($)	Jun. 30, 2013 Research and Development Arrangement CAD	Jun. 30, 2012 Research and Development Arrangement USD ($)	Jun. 30, 2011 Research and Development Arrangement USD ($)	Jun. 30, 2013 Research and Development Arrangement USD ($)	Aug. 31, 2013 Research and Development Arrangement Amendment Subsequent Event USD ($)
Commitments [Line Items]
Advance written notice period for agreement termination				30 days
Research and development, cost	$ 2,086,666	$ 2,566,247	$ 3,720,394	$ 23,322,271				555,900	$ 628,995		$ 573,368	$ 622,872	$ 7,778,296
Extended period								1 year	1 year	1 year
Budget amount for research and development agreement									50,962					38,038
Future obligations to be paid under agreement					455,000	156,000	67,500		76,076				76,076
Research and development agreement amount										611,550
Supply and service agreement, term					17 months		1 year
Operating lease expiration date	May 31, 2014
Operating lease minimum future payments	63,261			63,261
Rent expense	$ 69,538	$ 69,174	$ 88,766	$ 984,270

Collaborative Arrangements - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 14, 1999	Jul. 31, 1999	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Collaborative Arrangement [Line Items]
Collaborative arrangement	The purpose of the Collaboration is to develop enhanced banana plants which will result in banana fruit with improved consumer- and grower-driven traits. The program had been performed as a joint collaboration whereby the Company paid for 50% of the research costs of the program.
Collaboration grant amount received		$ 340,000
Collaboration granted period		5 years
Collaboration agreement expiration period		May 31, 2004
Collaboration amount received			99,728	99,728	99,728
Royalty payable period			10 years
Collaboration expenses			$ 0	$ 100,000	$ 205,000

Grant Income - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			180 Months Ended
	Oct. 29, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Grant Income [Line Items]
Grant income	$ 244,479	$ 0	$ 0	$ 244,479	$ 244,479

Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Supplemental disclosure of non-cash transactions:
Conversion of preferred stock into common stock	$ 202,808	$ 11,783	$ 136,644	$ 421,922
Warrants issued for financing costs	0	0	0	690,984
Dividends accrued on preferred stock	20,000	114,474	122,252	20,000
Supplemental disclosure of cash flow information:
Cash paid for interest	122,454	134,549	110,649	494,137
Accounts Payable
Supplemental disclosure of non-cash transactions:
Issuance of common stock	0	0	0	175,000
Preferred Stock Dividends
Supplemental disclosure of non-cash transactions:
Issuance of common stock	591,321	557,153	2,155,315	4,213,264
Interest Income
Supplemental disclosure of non-cash transactions:
Issuance of common stock	0	0	0	2,003,386
Preferred Stock
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	1,076,355	360,733	8,526,135
Common Stock
Supplemental disclosure of non-cash transactions:
Allocation of proceeds to warrants	459,000	0	0	459,000
Convertible notes
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	0	0	9,340,000
Conversion of notes payable into common stock	0	0	0	10,000,000
Bridge notes
Supplemental disclosure of non-cash transactions:
Conversion of notes payable into common stock	$ 0	$ 0	$ 0	$ 534,316